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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

Madison Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.
Item 1. Schedule of Investments.

Item 1. Schedule of Investments.

Madison Funds®
Quarterly Portfolio Holdings Report
January 31, 2014

MADISON CONSERVATIVE ALLOCATION FUND
MADISON MODERATE ALLOCATION FUND
MADISON AGGRESSIVE ALLOCATION FUND

MADISON CASH RESERVES FUND

MADISON TAX-FREE VIRGINIA FUND
MADISON TAX-FREE NATIONAL FUND

MADISON GOVERNMENT BOND FUND
MADISON HIGH QUALITY BOND FUND
MADISON CORE BOND FUND
MADISON CORPORATE BOND FUND
MADISON HIGH INCOME FUND

MADISON DIVERSIFIED INCOME FUND
MADISON COVERED CALL & EQUITY INCOME FUND (f/k/a Madison Equity Income Fund)
MADISON DIVIDEND INCOME FUND
MADISON LARGE CAP VALUE FUND
MADISON INVESTORS FUND
MADISON LARGE CAP GROWTH FUND
MADISON MID CAP FUND
MADISON SMALL CAP FUND
MADISON NORTHROAD INTERNATIONAL FUND
MADISON INTERNATIONAL STOCK FUND

*Although each Fund’s name begins with the word “Madison,” the word “Madison” may be omitted from this report for simplicity when referring to any particular Fund, group of Funds or list of Funds.

Madison Funds | January 31, 2014

Madison Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Bond Funds - 60.3%
Franklin Floating Rate Daily Access Fund Advisor Class	546,729	$5,040,844
iShares 7-10 Year Treasury Bond ETF	45,828	4,687,288
iShares iBoxx $ High Yield Corporate Bond ETF	15,420	1,437,915
Madison Core Bond Fund Class Y (A)	1,002,383	10,134,096
Madison Corporate Bond Fund Class Y (A)	402,670	4,558,224
Madison High Income Fund Class Y (A)	165,932	1,116,720
Madison High Quality Bond Fund Class Y (A)	425,549	4,689,545
Metropolitan West Total Return Bond Fund Class I	916,839	9,791,844
Vanguard Short-Term Corporate Bond ETF	22,574	1,809,306
		43,265,782
Foreign Bond Funds - 2.0%
Templeton Global Bond Fund Advisor Class	112,409	1,427,596

Foreign Stock Funds - 5.9%
iShares MSCI All Country Asia ex Japan ETF	5,777	323,107
Madison International Stock Fund Class Y (A)	219,395	2,834,584
Vanguard FTSE Europe ETF	18,435	1,034,388
		4,192,079
Money Market Funds - 1.4%
State Street Institutional U.S. Government Money Market Fund	997,848	997,848

Stock Funds - 30.3%
iShares Core MSCI EAFE ETF	8,963	518,151
iShares Russell Mid-Cap ETF	31,964	4,701,905
Madison Investors Fund Class Y (A)	158,331	3,554,533
Madison Large Cap Growth Fund Class Y (A)	172,118	3,586,941
Madison Large Cap Value Fund Class Y (A)	335,488	5,689,875
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	231,018	3,148,782
Vanguard Information Technology ETF	6,168	539,330
		21,739,517
TOTAL INVESTMENTS - 99.9% ( Cost $67,534,783 )		71,622,822
NET OTHER ASSETS AND LIABILITIES - 0.1%		102,759
TOTAL NET ASSETS - 100.0%		$71,725,581

(A)	Affiliated Company.
ETF	Exchange Traded Fund

Madison Funds | January 31, 2014

Madison Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Bond Funds - 36.8%
Franklin Floating Rate Daily Access Fund Advisor Class	642,113	$5,920,278
iShares 7-10 Year Treasury Bond ETF	57,155	5,845,813
Madison Core Bond Fund Class Y (A)	1,321,099	13,356,310
Madison High Income Fund Class Y (A)	331,625	2,231,838
Madison High Quality Bond Fund Class Y (A)	458,350	5,051,015
Metropolitan West Total Return Bond Fund Class I	1,606,358	17,155,906
Vanguard Intermediate-Term Corporate Bond ETF	26,072	2,199,955
Vanguard Short-Term Corporate Bond ETF	18,454	1,479,088
		53,240,203
Foreign Stock Funds - 11.6%
iShares MSCI All Country Asia ex Japan ETF	36,462	2,039,320
Madison International Stock Fund Class Y (A)	335,359	4,332,834
Madison NorthRoad International Fund Class Y (A)	297,833	3,389,343
Vanguard FTSE All-World ex-U.S. ETF	51,907	2,480,636
Vanguard FTSE Europe ETF	80,518	4,517,865
		16,759,998
Money Market Funds - 1.0%
State Street Institutional U.S. Government Money Market Fund	1,502,765	1,502,765

Stock Funds - 50.6%
iShares Core S&P Mid-Cap ETF	75,447	9,874,503
Madison Investors Fund Class Y (A)	530,295	11,905,116
Madison Large Cap Growth Fund Class Y (A)	628,675	13,101,590
Madison Large Cap Value Fund Class Y (A)	898,524	15,238,970
Madison Mid Cap Fund Class Y (A)	550,013	4,994,120
Madison Small Cap Fund Class Y (A)	99,214	1,419,749
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	1,064,883	14,514,358
Vanguard Information Technology ETF	24,974	2,183,727
		73,232,133
TOTAL INVESTMENTS - 100.0% ( Cost $128,827,618 )		144,735,099
NET OTHER ASSETS AND LIABILITIES - 0.0%		25,448
TOTAL NET ASSETS - 100.0%		$144,760,547

(A)	Affiliated Company.
ETF	Exchange Traded Fund

Madison Funds | January 31, 2014

Madison Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.6%
Bond Funds - 15.7%
iShares 7-10 Year Treasury Bond ETF	8,729	$892,802
Madison Core Bond Fund Class Y (A)	98,912	1,000,000
Madison High Income Fund Class Y (A)	39,769	267,647
Metropolitan West Total Return Bond Fund Class I	580,921	6,204,240
Vanguard Short-Term Corporate Bond ETF	7,290	584,293
		8,948,982
Foreign Stock Funds - 16.8%
iShares MSCI All Country Asia ex Japan ETF	19,681	1,100,758
Madison International Stock Fund Class Y (A)	131,584	1,700,069
Madison NorthRoad International Fund Class Y (A)	139,618	1,588,851
Vanguard FTSE All-World ex-U.S. ETF	49,652	2,372,869
Vanguard FTSE Europe ETF	50,451	2,830,806
		9,593,353
Money Market Funds - 1.8%
State Street Institutional U.S. Government Money Market Fund	1,001,100	1,001,100

Stock Funds - 66.3%
iShares Core S&P Mid-Cap ETF	37,034	4,847,010
Madison Investors Fund Class Y (A)	248,234	5,572,844
Madison Large Cap Growth Fund Class Y (A)	301,053	6,273,936
Madison Large Cap Value Fund Class Y (A)	462,993	7,852,364
Madison Mid Cap Fund Class Y (A)	394,437	3,581,490
Madison Small Cap Fund Class Y (A)	57,682	825,427
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	545,967	7,441,537
Vanguard Information Technology ETF	16,400	1,434,016
		37,828,624
TOTAL INVESTMENTS - 100.6% ( Cost $49,897,665 )		57,372,059
NET OTHER ASSETS AND LIABILITIES - (0.6%)		(326,169)
TOTAL NET ASSETS - 100.0%		$57,045,890

(A)	Affiliated Company.
ETF	Exchange Traded Fund

Madison Funds | January 31, 2014

Madison Cash Reserves Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 95.4%
Fannie Mae - 23.5%
0.074%, 2/3/14 (A)	$600,000	$599,997
2.750%, 2/5/14	250,000	250,071
0.076%, 2/19/14 (A)	750,000	749,972
1.350%, 2/24/14	257,000	257,202
0.081%, 2/26/14 (A)	300,000	299,983
2.750%, 3/13/14	1,710,000	1,715,098
1.250%, 3/14/14	874,000	875,121
4.125%, 4/15/14	754,000	760,151
		5,507,595
Federal Farm Credit Bank - 7.8%
0.150%, 2/13/14	100,000	100,004
1.125%, 2/27/14	1,100,000	1,100,802
4.950%, 4/7/14	630,000	635,528
		1,836,334
Federal Home Loan Bank - 21.6%
0.041%, 2/12/14 (A)	800,000	799,990
0.071%, 2/14/14 (A)	705,000	704,982
0.071%, 2/21/14 (A)	500,000	499,980
0.066%, 3/4/14 (A)	300,000	299,983
0.101%, 3/5/14 (A)	500,000	499,956
0.091%, 3/7/14 (A)	200,000	199,983
0.091%, 3/14/14 (A)	200,000	199,979
0.112%, 3/19/14 (A)	500,000	499,930
0.170%, 3/27/14	500,000	500,030
0.112%, 4/2/14 (A)	600,000	599,890
0.091%, 5/7/14 (A)	250,000	249,941
		5,054,644
Freddie Mac - 31.8%
0.071%, 2/3/14 (A)	400,000	399,998
0.015%, 2/4/14 (A)	500,000	499,999
0.076%, 2/5/14 (A)	400,000	399,997
0.076%, 2/10/14 (A)	200,000	199,996
0.096%, 2/14/14 (A)	411,000	410,986
0.015%, 2/18/14 (A)	500,000	499,997
2.175%, 2/19/14	573,000	573,585
1.375%, 2/25/14	350,000	350,298
0.096%, 3/3/14 (A)	300,000	299,976
0.101%, 3/10/14 (A)	1,068,000	1,067,890
0.300%, 3/21/14	850,000	850,215
2.500%, 4/23/14	650,000	653,573
0.375%, 4/28/14	1,250,000	1,250,935
		7,457,445
U.S. Treasury Notes - 10.7%
1.250%, 2/15/14	900,000	900,390
1.250%, 3/15/14	600,000	600,797

Madison Funds | January 31, 2014

Madison Cash Reserves Fund Portfolio of Investments (unaudited)

1.750%, 3/31/14	1,000,000	1,002,691
		2,503,878
Total U.S. Government and Agency Obligations ( Cost $22,359,896 )		22,359,896
	Shares
INVESTMENT COMPANIES - 4.5%
State Street Institutional U.S. Government Money Market Fund	1,043,408	1,043,408
Total Investment Companies ( Cost $1,043,408 )		1,043,408
TOTAL INVESTMENTS - 99.9% ( Cost $23,403,304 )		23,403,304
NET OTHER ASSETS AND LIABILITIES - 0.1%		31,963
TOTAL NET ASSETS - 100.0%		$23,435,267

(A)	Rate noted represents annualized yield at time of purchase.

Madison Funds | January 31, 2014

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.1%
Airport - 0.6%
Capital Region Airport Commission, (Prerefunded 7/1/15 @ $100) (AGM), 5%, 7/1/20	$125,000	$133,399

Development - 5.5%
Norfolk Economic Development Authority, 5%, 11/1/29	480,000	506,021
Prince William County Industrial Development Authority, 5.25%, 2/1/18	675,000	765,079
		1,271,100
Education - 12.8%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	198,931
University of Virginia, 5%, 6/1/40	255,000	270,734
Virginia College Building Authority, (ST APPROP), 5%, 2/1/23	500,000	594,755
Virginia College Building Authority, (ST APPROP), 5%, 9/1/26	140,000	154,077
Virginia College Building Authority, (ST APPROP), 5%, 2/1/29	375,000	413,715
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	433,471
Virginia Public School Authority, 5%, 12/1/18	100,000	116,373
Virginia Public School Authority, (ST APPROP), 5%, 8/1/27	350,000	384,125
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 8/1/33	450,000	375,394
		2,941,575
Facilities - 13.3%
Gloucester County Industrial Development Authority, (NATL-RE), 4.375%, 11/1/25	500,000	507,550
Henrico County Economic Development Authority, 5%, 10/1/18	170,000	196,489
Newport News Economic Development Authority, (Prerefunded 7/1/16 @ $100), 5%, 7/1/25	745,000	826,771
Northwestern Regional Jail Authority, (Prerefunded 7/1/15 @ $100) (NATL-RE), 5%, 7/1/19	50,000	53,323
Prince William County Park Authority, 4%, 4/15/24	320,000	333,395
Roanoke County Economic Development Authority, (ASSURED GTY), 5%, 10/15/16	200,000	220,986
Stafford County & Staunton Industrial Development Authority, (Prerefunded 8/1/15 @ $100) (NATL-RE), 4.5%, 8/1/25	185,000	196,650
Stafford County & Staunton Industrial Development Authority, (NATL-RE), 4.5%, 8/1/25	515,000	518,981
Virginia Public Building Authority, 5.25%, 8/1/23	200,000	225,754
		3,079,899
General - 4.2%
Fairfax County Economic Development Authority, 4.25%, 8/1/29	340,000	352,288
Puerto Rico Public Finance Corp, (Escrowed To Maturity) (AMBAC) *, 5.5%, 8/1/27	100,000	119,214
Territory of Guam, 5%, 1/1/26	150,000	159,343
Virgin Islands Public Finance Authority, (NATL-RE), 5%, 10/1/23	100,000	103,613
Virginia Resources Authority, (MORAL OBLG), 5%, 11/1/23	200,000	230,866
		965,324
General Obligation - 15.5%
City of Hampton VA, 5%, 1/15/21	250,000	285,392
City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/24	250,000	291,925

Madison Funds | January 31, 2014

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

City of Richmond VA, (ST AID WITHHLDG), 5%, 7/15/22	100,000	115,760
City of Richmond VA, (Prerefunded 7/15/14 @ $100) (AGM), 5%, 7/15/23	400,000	408,524
City of Roanoke VA, (ST AID WITHHLDG), 5%, 2/1/25	230,000	257,451
City of Virginia Beach VA, Series A, 4%, 8/1/22	545,000	607,179
Commonwealth of Virginia, 5%, 6/1/27	150,000	170,820
County of Arlington VA, (Prerefunded 1/15/17 @ $100), 5%, 1/15/25	175,000	198,044
County of Fairfax VA, (ST AID WITHHLDG), 4%, 10/1/22	250,000	280,050
County of Henrico VA, (Prerefunded 12/1/18 @ $100), 5%, 12/1/24	200,000	236,738
County of Henrico VA, 5%, 7/15/25	150,000	169,616
County of Loudoun VA, (Prerefunded 12/1/17 @ $100) (ST AID WITHHLDG), 5%, 12/1/18	165,000	190,898
County of Prince George VA, (ASSURED GTY ST AID WITHHLDG), 5%, 2/1/20	200,000	222,568
Town of Leesburg VA, 5%, 1/15/41	135,000	143,786
		3,578,751
Medical - 9.7%
Charlotte County Industrial Development Authority, 5%, 9/1/16	335,000	354,102
Fredericksburg Economic Development Authority, 5.25%, 6/15/18	250,000	272,610
Harrisonburg Industrial Development Authority, (AMBAC) *, 5%, 8/15/46	180,000	181,912
Henrico County Economic Development Authority, (NATL-RE), 6%, 8/15/16	165,000	169,613
Norfolk Economic Development Authority, 5%, 11/1/36	480,000	504,585
Roanoke Economic Development Authority, (Escrowed To Maturity) (NATL-RE), 6.125%, 7/1/17	500,000	545,615
Smyth County Industrial Development Authority, 5%, 7/1/15	200,000	210,358
		2,238,795
Multifamily Housing - 8.9%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	741,552
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	310,275
Suffolk Redevelopment & Housing Authority, 5.6%, 2/1/33	750,000	753,697
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	253,288
		2,058,812
Power - 4.1%
Chesterfield County Economic Development Authority, 5%, 5/1/23	565,000	617,375
Puerto Rico Electric Power Authority, (BHAC-CR MBIA-RE FGIC), 5.25%, 7/1/24	290,000	320,337
		937,712
Transportation - 5.2%
Puerto Rico Highways & Transportation Authority, (ASSURED GTY), 5.25%, 7/1/34	100,000	88,028
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE), 5.25%, 7/15/22	60,000	71,231
Richmond Metropolitan Authority, (NATL-RE), 5.25%, 7/15/22	140,000	158,833
Virginia Commonwealth Transportation Board, Series A, 5%, 9/15/24	225,000	258,577
Virginia Commonwealth Transportation Board, 5%, 3/15/25	535,000	612,596
		1,189,265
Utilities - 4.2%
City of Richmond VA, (AGM), 4.5%, 1/15/33	940,000	975,400

Water - 14.1%
Fairfax County Water Authority, 5.25%, 4/1/23	180,000	219,947
Hampton Roads Sanitation District, 5%, 11/1/20	200,000	233,434

Madison Funds | January 31, 2014

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

Hampton Roads Sanitation District, 5%, 4/1/33	250,000	267,873
Henry County Public Service Authority, (AGM), 5.25%, 11/15/15	150,000	159,336
Prince William County Service Authority, 5%, 7/1/22	250,000	299,205
Upper Occoquan Sewage Authority, (NATL-RE), 5.15%, 7/1/20	1,000,000	1,147,160
Virginia Resources Authority, (ST AID WITHHLDG), 5%, 10/1/23	500,000	580,695
Virginia Resources Authority, (ST AID WITHHLDG), 4.5%, 10/1/28	160,000	173,781
Virginia Resources Authority, 5%, 11/1/31	160,000	170,651
		3,252,082
TOTAL INVESTMENTS - 98.1% ( Cost $22,204,061 )		22,622,114
NET OTHER ASSETS AND LIABILITIES - 1.9%		438,011
TOTAL NET ASSETS - 100.0%		$23,060,125

*
This bond is covered by insurance issued by Ambac Assurance Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty
BHAC-CR	Berkshire Hathaway Assuranty Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriations

Madison Funds | January 31, 2014

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 97.9%
Alabama - 6.7%
Alabama Incentives Financing Authority, 5%, 9/1/29	$300,000	$320,247
Troy University, (ASSURED GTY), 4.125%, 11/1/23	420,000	447,006
Tuscaloosa Public Educational Building Authority, (ASSURED GTY), 6.375%, 7/1/28	295,000	328,571
University of South Alabama, (AMBAC) *, 5%, 12/1/24	700,000	763,574
		1,859,398
Arizona - 0.6%
Northern Arizona University, Certificate Participation, (Prerefunded 9/1/15 @ $100) (AMBAC) *, 5%, 9/1/23	150,000	161,148

Arkansas - 0.7%
City of Fort Smith AR Water & Sewer Revenue, (AGM), 5%, 10/1/21	175,000	194,761

Colorado - 1.6%
El Paso County Facilities Corp., Certificate Participation, 5%, 12/1/27	400,000	444,384

Florida - 17.1%
City of Port St. Lucie FL Utility System Revenue, 5%, 9/1/27	600,000	653,154
County of Miami-Dade FL, Series B, 5%, 3/1/25	525,000	585,748
Emerald Coast Utilities Authority, (NATL-RE), 5%, 1/1/25	300,000	301,131
Highlands County Health Facilities Authority, 5%, 11/15/20	455,000	485,731
Hillsborough County Industrial Development Authority, 5%, 10/1/34	450,000	456,165
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	529,555
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	619,405
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	342,519
Peace River/Manasota Regional Water Supply Authority, (AGM), 5%, 10/1/23	750,000	780,195
		4,753,603
Georgia - 2.6%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	365,244
Georgia State Road & Tollway Authority, 5%, 6/1/21	90,000	103,173
Gwinnett County Development Authority, Certificate Participation, (NATL-RE), 5.25%, 1/1/21	100,000	117,756
Private Colleges & Universities Authority, 5%, 9/1/38	130,000	136,043
		722,216
Illinois - 0.9%
Regional Transportation Authority, (AMBAC GO of AUTH) *, 7.2%, 11/1/20	215,000	241,525

Indiana - 9.0%
Indiana Finance Authority, 5%, 2/1/21	400,000	469,384
Indiana Finance Authority, 4.5%, 10/1/22	345,000	367,635
Indianapolis Local Public Improvement Bond Bank, (ASSURED GTY), 5.5%, 1/1/38	475,000	504,911
Western Boone Multi-School Building Corp., General Obligation, (AGM) (ST AID WITHHLDG), 5%, 1/10/20	1,015,000	1,149,853
		2,491,783

Madison Funds | January 31, 2014

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

Iowa - 2.7%
City of Bettendorf IA, General Obligation, 5%, 6/1/28	475,000	520,434
City of Bettendorf IA, General Obligation, 5%, 6/1/30	210,000	226,728
		747,162
Maryland - 3.4%
Maryland State Transportation Authority, (Escrowed To Maturity), 6.8%, 7/1/16	40,000	42,353
Montgomery County Revenue Authority, 5%, 5/1/31	600,000	672,144
State of Maryland, General Obligation, 4%, 8/15/22	200,000	223,726
		938,223
Michigan - 3.4%
Detroit City School District, General Obligation, (FGIC Q-SBLF), 6%, 5/1/20	400,000	462,620
Redford Unified School District No. 1, General Obligation, (AMBAC Q-SBLF) *, 5%, 5/1/22	410,000	479,885
		942,505
Minnesota - 1.6%
Litchfield Independent School District No. 465, General Obligation, (SD CRED PROG), 3%, 2/1/20	420,000	442,138

Missouri - 3.4%
City of O'Fallon MO, Certificate Participation, (NATL-RE), 5.25%, 11/1/16	100,000	111,654
County of St Louis MO, (Escrowed To Maturity), 5.65%, 2/1/20	500,000	608,825
St Louis Industrial Development Authority, 6.65%, 5/1/16	200,000	221,558
		942,037
New Jersey - 2.2%
New Jersey State Turnpike Authority, (Escrowed To Maturity) (NATL-RE IBC), 6.5%, 1/1/16	295,000	318,863
New Jersey State Turnpike Authority, (BHAC-CR FSA), 5.25%, 1/1/28	250,000	292,712
		611,575
New York - 3.0%
New York State Dormitory Authority, (BHAC-CR AMBAC) *, 5.5%, 7/1/31	250,000	304,107
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	530,776
		834,883
North Carolina - 4.6%
North Carolina Medical Care Commission, (HUD SECT 8), 5.5%, 10/1/24	500,000	516,360
North Carolina Municipal Power Agency No. 1, Series B, 5%, 1/1/21	470,000	546,676
State of North Carolina, 4.5%, 5/1/27	200,000	217,674
		1,280,710
Ohio - 2.1%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	577,190

Pennsylvania - 1.8%
Lehigh County General Purpose Authority, (NATL-RE GO of HOSP), 7%, 7/1/16	485,000	515,807

South Carolina - 4.0%
City of Bennettsville SC Combined Utility System Revenue, (BAM), 3.5%, 2/1/24	465,000	485,571
South Carolina State Ports Authority, 5%, 7/1/19	130,000	149,886

Madison Funds | January 31, 2014

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

York County School District No. 1, General Obligation, (SCSDE), 5%, 3/1/27	440,000	483,503
		1,118,960
Tennessee - 0.4%
Jackson Energy Authority, 4.75%, 6/1/25	100,000	110,320

Texas - 15.2%
Amarillo Independent School District, General Obligation, (PSF-GTD), 5%, 2/1/21	375,000	445,346
Beaumont Independent School District, General Obligation, (PSF-GTD), 4.75%, 2/15/38	300,000	312,915
City of San Antonio TX, Water System Revenue, 5.125%, 5/15/29	500,000	554,460
City of Sugar Land TX, General Obligation Ltd., 5%, 2/15/28	350,000	379,690
County of Harris TX, General Obligation Ltd., (Prerefunded 10/1/18 @ $100), 5.75%, 10/1/24	250,000	302,993
Liberty Hill Independent School District, General Obligation, (PSF-GTD), 5%, 8/1/26	410,000	460,701
Mueller Local Government Corp, 5%, 9/1/25	1,280,000	1,405,568
State of Texas, General Obligation, 5%, 8/1/27	330,000	374,240
		4,235,913
Virginia - 8.2%
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	265,000	274,076
Henry County Public Service Authority, (AGM), 5.25%, 11/15/15	150,000	159,336
Montgomery County Economic Development Authority, Series A, 5%, 6/1/26	685,000	783,674
Newport News Economic Development Authority, Series A, (MUN GOVT GTD), 5%, 7/1/25	500,000	571,000
Virginia Commonwealth Transportation Board, 5%, 3/15/23	200,000	231,408
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	253,288
		2,272,782
Washington - 2.0%
University of Washington, 5%, 7/1/32	500,000	545,820

Wisconsin - 0.7%
Wisconsin Health & Educational Facilities Authority, 5.25%, 10/1/21	200,000	204,506

TOTAL INVESTMENTS - 97.9% ( Cost $26,386,468 )		27,189,349
NET OTHER ASSETS AND LIABILITIES - 2.1%		588,601
TOTAL NET ASSETS - 100.0%		$27,777,950

Madison Funds | January 31, 2014

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

*
This bond is covered by insurance issued by Ambac Assurance Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assuranty Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GO of AUTH	General Obligation of the Authority
GO of HOSP	General Obligation of the Hospital District
HUD SECT 8	HUD Insured Multifamily Housing
IBC	Insured Bond Certificate
MUN GOVT GTD	General Obligation Guarantee of the Municipality
NATL-RE	National Public Finance Guarantee Corp.
PSF GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
SCSDE	South Carolina School District-Enhanced (State of SC's Intercept program)
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding

Madison Funds | January 31, 2014

Madison Government Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MORTGAGE BACKED SECURITIES - 10.0%
Fannie Mae - 2.3%
5.5%, 2/1/18 Pool # 555345	$6,626	$7,117
5%, 6/1/18 Pool # 555545	14,763	15,805
6.5%, 5/1/32 Pool # 636758	3,293	3,672
6.5%, 6/1/32 Pool # 254346	5,192	5,816
6%, 8/1/32 Pool # 254405	7,934	8,881
4.5%, 12/1/35 Pool # 745147	36,870	39,593
5.5%, 1/1/38 Pool # 953589	9,591	10,542
		91,426
Freddie Mac - 6.5%
5.5%, 8/1/17 Pool # E90778	5,229	5,579
4.5%, 11/1/23 Pool # G13342	11,684	12,610
3%, 12/1/26 Pool # J17506	75,333	77,788
3%, 1/1/27 Pool # G18420	52,212	53,846
6.5%, 6/1/32 Pool # C01364	5,163	5,863
4%, 10/1/40 Pool # A94362	100,999	105,740
		261,426
Ginnie Mae - 1.2%
7%, 9/20/27 Pool # E2483	3,846	4,460
6%, 2/15/38 Pool # 676516	7,885	8,766
4%, 4/15/39 Pool # 698089	31,317	33,239
		46,465
Total Mortgage Backed Securities ( Cost $384,635 )		399,317
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 89.1%
Fannie Mae - 35.6%
2.375%, 7/28/15	200,000	206,160
1.625%, 10/26/15	200,000	204,489
0.500%, 3/30/16	250,000	250,375
2.375%, 4/11/16	250,000	260,657
1.250%, 1/30/17	500,000	506,946
		1,428,627
Federal Home Loan Bank - 10.8%
1.375%, 5/28/14	150,000	150,620
3.375%, 6/12/20	265,000	283,132
		433,752
Freddie Mac - 19.9%
2.875%, 2/9/15	125,000	128,440
2.500%, 5/27/16	350,000	366,520
1.250%, 5/12/17	300,000	303,286
		798,246
U.S. Treasury Notes - 22.8%
4.250%, 8/15/14	25,000	25,551
0.250%, 2/15/15	85,000	85,083
3.125%, 10/31/16	400,000	427,250
0.750%, 6/30/17	200,000	198,906

Madison Funds | January 31, 2014

Madison Government Bond Fund Portfolio of Investments (unaudited)

3.750%, 11/15/18	150,000	166,078
2.000%, 2/15/23	15,000	14,302
		917,170
Total U.S. Government and Agency Obligations ( Cost $3,524,284 )		3,577,795
	Shares
SHORT-TERM INVESTMENTS - 0.6%
State Street Institutional U.S. Government Money Market Fund	25,204	25,204
Total Short-Term Investments ( Cost $25,204 )		25,204
TOTAL INVESTMENTS - 99.7% ( Cost $3,934,123 )		4,002,316
NET OTHER ASSETS AND LIABILITIES - 0.3%		13,602
TOTAL NET ASSETS - 100.0%		$4,015,918

Madison Funds | January 31, 2014

Madison High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 43.9%
Consumer Discretionary - 4.5%
Comcast Corp., 3.125%, 7/15/22	$2,000,000	$1,950,448
McDonald's Corp., 5.35%, 3/1/18	1,000,000	1,147,826
Target Corp., 2.9%, 1/15/22	2,000,000	1,949,152
Walt Disney Co/The, 1.1%, 12/1/17	750,000	743,581
		5,791,007
Consumer Staples - 3.8%
Coca-Cola Co./The, 4.875%, 3/15/19	1,500,000	1,705,640
Sysco Corp., 5.25%, 2/12/18	1,000,000	1,133,747
Wal-Mart Stores Inc., 4.5%, 7/1/15	2,000,000	2,116,278
		4,955,665
Energy - 3.2%
BP Capital Markets PLC (A), 3.875%, 3/10/15	518,000	537,397
Chevron Corp., 2.427%, 6/24/20	2,000,000	1,996,488
ConocoPhillips, 4.6%, 1/15/15	1,500,000	1,559,477
		4,093,362
Financials - 13.7%
American Express Credit Corp., 1.75%, 6/12/15	750,000	761,809
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	1,500,000	1,517,013
Bank of New York Mellon Corp./The, MTN, 1.35%, 3/6/18	500,000	494,747
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	1,450,000	1,511,998
General Electric Capital Corp., 5.625%, 9/15/17	2,000,000	2,282,818
John Deere Capital Corp., 1.4%, 3/15/17	2,000,000	2,017,666
JPMorgan Chase & Co., 3.7%, 1/20/15	2,000,000	2,056,520
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	1,088,000	1,091,516
Simon Property Group L.P., 4.125%, 12/1/21	2,000,000	2,114,454
US Bancorp, 4.2%, 5/15/14	1,500,000	1,516,830
Wells Fargo & Co., 5.625%, 12/11/17	2,000,000	2,296,922
		17,662,293
Health Care - 3.2%
Baxter International Inc., 1.85%, 6/15/18	750,000	751,665
Eli Lilly & Co., 4.2%, 3/6/14	450,000	451,505
Merck Sharp & Dohme Corp., 4%, 6/30/15	750,000	787,082
Pfizer Inc., 5.35%, 3/15/15	2,000,000	2,108,032
		4,098,284
Industrials - 3.0%
Caterpillar Inc., 3.9%, 5/27/21	2,000,000	2,128,706
United Parcel Service Inc., 5.5%, 1/15/18	1,500,000	1,726,674
		3,855,380
Information Technology - 9.7%
Apple Inc., 2.4%, 5/3/23	2,000,000	1,831,082
Cisco Systems Inc., 5.5%, 2/22/16	2,000,000	2,196,524
EMC Corp., 2.65%, 6/1/20	750,000	750,565
Google Inc., 3.625%, 5/19/21	2,000,000	2,135,844
Intel Corp., 1.95%, 10/1/16	2,000,000	2,058,190
Microsoft Corp., 3%, 10/1/20	1,500,000	1,549,732

Madison Funds | January 31, 2014

Madison High Quality Bond Fund Portfolio of Investments (unaudited)

Texas Instruments Inc., 2.375%, 5/16/16	2,000,000	2,077,054
		12,598,991
Materials - 1.2%
EI du Pont de Nemours & Co., 3.25%, 1/15/15	1,500,000	1,540,839

Telecommunication Service - 1.6%
AT&T Inc., 1.6%, 2/15/17	2,000,000	2,015,954

Total Corporate Notes and Bonds ( Cost $55,737,023 )		56,611,775
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 55.0%
Fannie Mae - 10.9%
4.625%, 10/15/14	4,500,000	4,641,331
1.375%, 11/15/16	4,500,000	4,590,540
1.250%, 1/30/17	4,750,000	4,815,992
		14,047,863
Freddie Mac - 8.4%
2.875%, 2/9/15	5,500,000	5,651,355
2.500%, 5/27/16	5,000,000	5,236,005
		10,887,360
U.S. Treasury Notes - 35.7%
2.250%, 5/31/14	5,000,000	5,034,765
4.250%, 8/15/14	5,000,000	5,110,155
2.500%, 4/30/15	6,000,000	6,172,500
0.875%, 1/31/17	5,000,000	5,022,265
3.000%, 2/28/17	6,000,000	6,406,872
1.250%, 1/31/19	5,500,000	5,431,250
3.125%, 5/15/19	2,000,000	2,154,218
3.625%, 2/15/20	4,250,000	4,688,281
2.625%, 11/15/20	3,500,000	3,624,960
2.500%, 8/15/23	2,500,000	2,470,313
		46,115,579

Total U.S. Government and Agency Obligations ( Cost $70,906,776 )		71,050,802
	Shares
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund	537,649	537,649
Total Short-Term Investments ( Cost $537,649 )		537,649
TOTAL INVESTMENTS - 99.3% ( Cost $127,181,448 )		128,200,226
NET OTHER ASSETS AND LIABILITIES - 0.7%		918,718
TOTAL NET ASSETS - 100.0%		$129,118,944

(A)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.4% of total net assets.
MTN	Medium Term Note
PLC	Public Limited Company

Madison Funds | January 31, 2014

Madison High Quality Bond Fund Portfolio of Investments (unaudited)

Madison Funds | January 31, 2014

Madison Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 0.7%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.439%, 9/21/30	$64,040	$64,804
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, ABS, 0.79%, 5/15/18	775,000	776,388
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, ABS, 0.79%, 7/16/18	275,000	275,040
New Century Home Equity Loan Trust, Series 2003-5, Class AI5 (A), 5.5%, 11/25/33	87,495	87,251
Total Asset Backed Securities ( Cost $1,201,097 )		1,203,483
CORPORATE NOTES AND BONDS - 31.3%
Consumer Discretionary - 3.9%
Advance Auto Parts Inc., 4.5%, 12/1/23	550,000	560,032
American Association of Retired Persons (B) (C), 7.5%, 5/1/31	750,000	996,766
AutoZone Inc., 1.3%, 1/13/17	1,400,000	1,404,018
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.5%, 3/1/16	750,000	787,411
DR Horton Inc., 5.25%, 2/15/15	215,000	223,331
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	575,000	668,521
GLP Capital L.P. / GLP Financing II Inc. (B) (C), 4.875%, 11/1/20	275,000	278,438
Intelsat Jackson Holdings S.A. (B) (C) (D), 5.5%, 8/1/23	500,000	477,500
Nissan Motor Acceptance Corp. (B) (C), 2.65%, 9/26/18	500,000	506,846
Time Warner Cable Inc., 4%, 9/1/21	100,000	94,325
Toll Brothers Finance Corp., 4%, 12/31/18	450,000	456,750
		6,453,938
Consumer Staples - 3.0%
Campbell Soup Co., 4.5%, 2/15/19	1,000,000	1,103,553
Costco Wholesale Corp., 5.5%, 3/15/17	100,000	113,386
CVS Caremark Corp., 5.75%, 6/1/17	750,000	854,209
Kellogg Co., 4.45%, 5/30/16	100,000	107,698
Kimberly-Clark Corp., 6.125%, 8/1/17	150,000	173,328
Kraft Foods Group Inc., 3.5%, 6/6/22	1,000,000	1,000,989
Kroger Co/The, 2.3%, 1/15/19	450,000	451,094
Sysco Corp., 5.25%, 2/12/18	100,000	113,375
Walgreen Co., 5.25%, 1/15/19	1,000,000	1,135,280
		5,052,912
Energy - 3.0%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	500,000	490,000
BP Capital Markets PLC (D), 3.875%, 3/10/15	52,000	53,947
ConocoPhillips, 4.6%, 1/15/15	150,000	155,948
Denbury Resources Inc., 6.375%, 8/15/21	450,000	478,125
Energy Transfer Partners L.P., 4.15%, 10/1/20	750,000	770,755
Hess Corp., 7.875%, 10/1/29	240,000	316,905
Kinder Morgan Energy Partners L.P., 2.65%, 2/1/19	450,000	449,234
Transocean Inc. (D), 6%, 3/15/18	850,000	958,545
Valero Energy Corp., 6.125%, 2/1/20	1,150,000	1,339,720
		5,013,179
Financials - 6.5%
Allstate Corp./The, 6.2%, 5/16/14	100,000	101,624
American Express Credit Corp., 2.375%, 3/24/17	380,000	392,508

Madison Funds | January 31, 2014

Madison Core Bond Fund Portfolio of Investments (unaudited)

Bank of America Corp., 3.3%, 1/11/23	200,000	191,810
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	150,000	151,701
BB&T Corp., MTN, 2.25%, 2/1/19	400,000	399,876
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	100,000	104,276
Caterpillar Financial Services Corp., Series G, 2.45%, 9/6/18	800,000	821,481
CBL & Associates L.P., 5.25%, 12/1/23	450,000	463,450
General Electric Capital Corp., 3.1%, 1/9/23	1,100,000	1,060,283
Goldman Sachs Group Inc/The, 2.625%, 1/31/19	500,000	500,426
HCP Inc., 6.7%, 1/30/18	490,000	573,981
Health Care REIT Inc., 4.5%, 1/15/24	925,000	939,606
Invesco Finance PLC (D), 4%, 1/30/24	450,000	459,010
JPMorgan Chase & Co., 3.7%, 1/20/15	750,000	771,195
KeyCorp, 5.1%, 3/24/21	250,000	279,476
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17	520,000	104
Liberty Mutual Group Inc. (B) (C), 4.25%, 6/15/23	1,250,000	1,240,816
Marsh & McLennan Cos. Inc., 2.55%, 10/15/18	225,000	227,773
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	75,000	75,242
ProAssurance Corp., 5.3%, 11/15/23	950,000	1,001,394
Simon Property Group L.P., 5.875%, 3/1/17	750,000	845,006
UBS AG (D), 5.75%, 4/25/18	122,000	140,502
US Bancorp, 4.2%, 5/15/14	100,000	101,122
		10,842,662
Health Care - 3.8%
AbbVie Inc., 2%, 11/6/18	1,100,000	1,094,707
Baxter International Inc., 3.2%, 6/15/23	1,250,000	1,222,621
Eli Lilly & Co., 4.2%, 3/6/14	100,000	100,334
Eli Lilly & Co., 6.57%, 1/1/16	500,000	555,831
Forest Laboratories Inc. (B) (C), 5%, 12/15/21	200,000	199,000
Genentech Inc., 5.25%, 7/15/35	325,000	358,105
HCA Inc., 5.875%, 3/15/22	300,000	315,750
Laboratory Corp. of America Holdings, 2.5%, 11/1/18	1,000,000	1,002,800
Merck Sharp & Dohme Corp., 4%, 6/30/15	150,000	157,416
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	500,000	586,544
Pfizer Inc., 5.35%, 3/15/15	100,000	105,402
Thermo Fisher Scientific Inc., 2.4%, 2/1/19	450,000	450,474
Wyeth LLC, 6.5%, 2/1/34	230,000	291,139
		6,440,123
Industrials - 3.7%
B/E Aerospace Inc., 5.25%, 4/1/22	500,000	503,750
Boeing Co./The, 8.625%, 11/15/31	240,000	345,475
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	285,000	364,084
Crane Co., 2.75%, 12/15/18	450,000	456,419
Danaher Corp., 3.9%, 6/23/21	100,000	106,166
Honeywell International Inc., 3.875%, 2/15/14	1,000,000	1,000,975
Norfolk Southern Corp., 5.59%, 5/17/25	359,000	405,324
Norfolk Southern Corp., 7.05%, 5/1/37	390,000	496,948
Northrop Grumman Corp., 1.75%, 6/1/18	1,250,000	1,243,445
Union Pacific Corp., 2.25%, 2/15/19	900,000	910,407

Madison Funds | January 31, 2014

Madison Core Bond Fund Portfolio of Investments (unaudited)

United Parcel Service Inc., 5.5%, 1/15/18	100,000	115,112
Waste Management Inc., 7.125%, 12/15/17	235,000	274,000
		6,222,105
Information Technology - 2.3%
Apple Inc., 2.4%, 5/3/23	1,250,000	1,144,426
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	500,000	511,130
Cisco Systems Inc., 5.5%, 2/22/16	500,000	549,131
EMC Corp., 2.65%, 6/1/20	750,000	750,565
Google Inc., 3.625%, 5/19/21	100,000	106,792
Hewlett-Packard Co., 5.5%, 3/1/18	100,000	113,467
Intuit Inc., 5.75%, 3/15/17	100,000	112,999
Texas Instruments Inc., 2.375%, 5/16/16	150,000	155,779
Thomson Reuters Corp. (D), 4.3%, 11/23/23	475,000	484,665
		3,928,954
Materials - 1.2%
Ball Corp., 4%, 11/15/23	100,000	91,250
Dow Chemical Co./The, 4.125%, 11/15/21	1,000,000	1,036,628
Rio Tinto Finance USA PLC (D), 2.25%, 12/14/18	250,000	251,183
Weyerhaeuser Co., 7.375%, 3/15/32	500,000	633,126
		2,012,187
Telecommunication Services - 2.3%
Cellco Partnership / Verizon Wireless Capital LLC, 8.5%, 11/15/18	1,500,000	1,919,473
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	525,000	735,863
Rogers Communications Inc. (D), 4.1%, 10/1/23	900,000	921,927
Verizon Communications Inc., 5.15%, 9/15/23	313,000	340,283
		3,917,546
Utilities - 1.6%
Black Hills Corp., 4.25%, 11/30/23	950,000	969,397
Sierra Pacific Power Co., Series M, 6%, 5/15/16	650,000	725,980
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	937,355
		2,632,732

Total Corporate Notes and Bonds ( Cost $50,429,414 )		52,516,338
LONG TERM MUNICIPAL BONDS - 2.8%
City of New York NY, General Obligation, 2.9%, 8/1/21	1,000,000	992,730
Jacksonville FL Sales Tax Revenue, 5%, 10/1/29	1,500,000	1,584,015
McHenry & Kane Cntys Community Consolidated School Dist No 158 Huntley, 5.375%, 1/15/30	1,000,000	1,084,270
Village of Rosemont IL, General Obligation, (BAM), 1.55%, 12/1/15	1,000,000	1,005,200
Total Long Term Municipal Bonds ( Cost $4,585,955 )		4,666,215
MORTGAGE BACKED SECURITIES - 19.4%
Fannie Mae - 11.6%
4%, 4/1/15 Pool # 255719	40,443	43,066
5.5%, 4/1/16 Pool # 745444	56,150	60,245
6%, 5/1/16 Pool # 582558	4,238	4,378
5.5%, 2/1/18 Pool # 673194	85,390	91,792
5%, 2/1/19 Pool # 725341	12,065	12,923

Madison Funds | January 31, 2014

Madison Core Bond Fund Portfolio of Investments (unaudited)

5%, 5/1/20 Pool # 813965	140,061	151,587
4.5%, 9/1/20 Pool # 835465	138,430	148,355
5.5%, 3/1/21 Pool # 837199	22,370	24,473
6%, 3/1/21 Pool # 745406	19,415	21,007
6%, 5/1/21 Pool # 253847	15,538	17,280
4.5%, 4/1/23 Pool # 974401	248,483	267,760
4.5%, 6/1/23 Pool # 984075	122,456	131,261
3%, 12/1/26 Pool # AB4086	977,105	1,009,670
3%, 5/1/27 Pool # AL1715	1,409,893	1,456,970
7%, 12/1/29 Pool # 762813	18,204	20,242
7%, 11/1/31 Pool # 607515	17,797	20,317
6.5%, 3/1/32 Pool # 631377	105,085	117,253
6.5%, 5/1/32 Pool # 636758	4,391	4,896
7%, 5/1/32 Pool # 644591	3,017	3,403
6.5%, 6/1/32 Pool # 545691	178,800	200,983
5.5%, 4/1/33 Pool # 690206	329,609	362,380
5%, 10/1/33 Pool # 254903	179,297	196,413
5.5%, 11/1/33 Pool # 555880	220,735	243,602
5%, 5/1/34 Pool # 775604	25,052	27,388
5%, 5/1/34 Pool # 780890	98,509	107,680
5%, 6/1/34 Pool # 255230	40,209	43,972
7%, 7/1/34 Pool # 792636	8,551	8,991
5.5%, 8/1/34 Pool # 793647	80,764	89,066
5%, 8/1/35 Pool # 829670	176,603	192,858
5%, 9/1/35 Pool # 820347	227,906	252,333
5%, 9/1/35 Pool # 835699	201,106	222,486
5%, 10/1/35 Pool # 797669	180,000	198,621
5.5%, 10/1/35 Pool # 836912	30,420	33,434
5%, 11/1/35 Pool # 844809	90,122	98,379
4.5%, 12/1/35 Pool # 745147	36,870	39,593
5%, 12/1/35 Pool # 850561	104,342	113,821
5%, 2/1/36 Pool # 745275	38,906	42,484
5%, 3/1/36 Pool # 745355	51,652	56,407
5.5%, 5/1/36 Pool # 745516	16,283	17,926
6%, 11/1/36 Pool # 902510	205,997	231,103
6%, 12/1/36 Pool # 256514	17,118	18,999
6%, 12/1/36 Pool # 902070	30,825	34,204
6%, 12/1/36 Pool # 903002	22,932	25,375
5.5%, 5/1/37 Pool # 928292	293,111	326,725
6%, 10/1/37 Pool # 947563	215,330	241,880
6.5%, 12/1/37 Pool # 889072	259,088	288,719
6%, 1/1/38 Pool # 965649	10,987	12,144
5%, 4/1/38 Pool # 889260	51,247	55,928
5.5%, 7/1/38 Pool # 986973	65	72
6.5%, 8/1/38 Pool # 987711	392,030	448,390
5.5%, 4/1/40 Pool # AD0926	1,443,209	1,588,712
4.5%, 8/1/40 Pool # AD8243	203,532	218,478
4%, 9/1/40 Pool # AE3039	1,674,581	1,756,632

Madison Funds | January 31, 2014

Madison Core Bond Fund Portfolio of Investments (unaudited)

4%, 1/1/41 Pool # AB2080	1,263,401	1,324,948
4%, 9/1/41 Pool # AJ1406	1,332,573	1,396,776
4%, 10/1/41 Pool # AJ4046	1,574,516	1,652,506
4%, 3/1/42 Pool # AL1998	2,455,742	2,577,398
3%, 9/1/42 Pool # AP6568	189,220	184,165
3.5%, 9/1/42 Pool # AB6228	667,777	678,143
3.5%, 12/1/42 Pool # AQ8892	196,822	199,877
		19,416,869
Freddie Mac - 7.7%
5%, 5/1/18 Pool # E96322	67,940	72,547
5%, 2/1/21 Pool # G11911	21,613	23,141
4.5%, 4/1/23 Pool # J07302	42,161	45,489
4.5%, 11/1/23 Pool # G13342	23,368	25,220
3%, 12/1/26 Pool # J17506	150,667	155,575
3%, 1/1/27 Pool # G18420	78,318	80,769
3%, 8/1/27 Pool # J19899	1,492,291	1,540,416
8%, 6/1/30 Pool # C01005	1,780	1,994
7%, 3/1/31 Pool # C48133	7,409	7,495
6.5%, 1/1/32 Pool # C62333	34,101	38,089
5%, 7/1/33 Pool # A11325	431,648	475,911
4.5%, 6/1/34 Pool # C01856	1,320,103	1,417,428
6%, 10/1/34 Pool # A28439	55,560	61,314
6%, 10/1/34 Pool # A28598	20,275	22,394
5%, 4/1/35 Pool # A32315	56,758	62,711
5%, 4/1/35 Pool # A32316	64,578	71,342
6.5%, 11/1/36 Pool # C02660	29,665	34,061
5.5%, 11/1/37 Pool # A68787	403,198	450,938
5%, 9/1/38 Pool # G04815	23,402	25,415
5%, 10/1/39 Pool # A89335	1,774,827	1,946,418
4%, 10/1/41 Pool # Q04092	1,965,296	2,055,436
4.5%, 3/1/42 Pool # G07491	1,640,223	1,756,679
3%, 9/1/42 Pool # C04233	1,016,614	987,474
3%, 2/1/43 Pool # Q15767	189,787	184,347
3%, 4/1/43 Pool # V80025	720,672	700,015
3%, 4/1/43 Pool # V80026	725,243	704,455
		12,947,073
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	3,093	3,123
6.5%, 2/20/29 Pool # 2714	20,262	23,675
6.5%, 4/20/31 Pool # 3068	10,388	12,143
4%, 4/15/39 Pool # 698089	117,438	124,648
		163,589
Total Mortgage Backed Securities ( Cost $31,907,070 )		32,527,531
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 42.2%
Federal Farm Credit Bank - 0.3%
5.875%, 10/3/16	500,000	566,397

Madison Funds | January 31, 2014

Madison Core Bond Fund Portfolio of Investments (unaudited)

Freddie Mac - 0.3%
5.000%, 2/16/17	450,000	506,520

U.S. Treasury Bonds - 6.0%
6.625%, 2/15/27	2,000,000	2,786,876
5.375%, 2/15/31	1,250,000	1,594,140
4.500%, 5/15/38	4,750,000	5,530,781
3.750%, 8/15/41	250,000	257,617
		10,169,414
U.S. Treasury Notes - 35.6%
4.250%, 8/15/14	8,360,000	8,544,179
2.375%, 9/30/14	2,000,000	2,029,532
2.250%, 1/31/15	7,000,000	7,145,467
2.500%, 3/31/15	265,000	272,101
4.250%, 8/15/15	5,500,000	5,838,811
0.375%, 1/15/16	450,000	450,387
1.500%, 6/30/16	1,500,000	1,536,328
2.750%, 11/30/16	5,000,000	5,293,750
3.125%, 1/31/17	3,800,000	4,069,564
2.375%, 7/31/17	2,200,000	2,307,250
4.250%, 11/15/17	2,550,000	2,851,219
3.875%, 5/15/18	2,750,000	3,051,642
2.750%, 2/15/19	6,200,000	6,568,609
3.625%, 8/15/19	2,750,000	3,032,089
2.625%, 11/15/20	3,350,000	3,469,605
3.125%, 5/15/21	1,750,000	1,859,648
1.625%, 11/15/22	1,500,000	1,390,664
		59,710,845
Total U.S. Government and Agency Obligations ( Cost $67,259,494 )		70,953,176
	Shares
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional U.S. Government Money Market Fund	3,014,737	3,014,737
Total Short-Term Investments ( Cost $3,014,737 )		3,014,737
TOTAL INVESTMENTS - 98.2% ( Cost $158,397,767 )		164,881,480
NET OTHER ASSETS AND LIABILITIES - 1.8%		2,987,839
TOTAL NET ASSETS - 100.0%		$167,869,319

Madison Funds | January 31, 2014

Madison Core Bond Fund Portfolio of Investments (unaudited)

*	Non-income producing.
(A)	Stepped rate security. Rate shown is as of January 31, 2014.
(B)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 3).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.2% of total net assets.
(E)	In default. Issuer is bankrupt.
BAM	Build America Mutual Assurance Co.
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Madison Funds | January 31, 2014

Madison Corporate Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 98.0%
Consumer Discretionary - 9.9%
Advance Auto Parts Inc., 4.5%, 12/1/23	$50,000	$50,912
AutoZone Inc., 1.3%, 1/13/17	100,000	100,287
Comcast Corp., 6.45%, 3/15/37	300,000	357,616
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 5%, 3/1/21	300,000	322,794
Discovery Communications LLC, 3.25%, 4/1/23	100,000	95,436
GLP Capital L.P. / GLP Financing II Inc. (A) (B), 4.875%, 11/1/20	25,000	25,313
Intelsat Jackson Holdings S.A. (A) (B) (C), 5.5%, 8/1/23	50,000	47,750
McDonald's Corp., 5.8%, 10/15/17	20,000	23,173
Nissan Motor Acceptance Corp. (A) (B), 2.65%, 9/26/18	50,000	50,685
Target Corp., 5.875%, 7/15/16	20,000	22,431
Target Corp., 5.375%, 5/1/17	300,000	338,335
Time Warner Cable Inc., 4%, 9/1/21	100,000	94,325
Time Warner Inc., 6.25%, 3/29/41	250,000	287,369
Toll Brothers Finance Corp., 4%, 12/31/18	50,000	50,750
Viacom Inc., 3.25%, 3/15/23	100,000	95,306
		1,962,482
Consumer Staples - 11.4%
CVS Caremark Corp., 5.75%, 6/1/17	195,000	222,094
General Mills Inc., 5.65%, 2/15/19	380,000	443,322
Kellogg Co., 1.875%, 11/17/16	300,000	306,025
Kimberly-Clark Corp., 6.125%, 8/1/17	10,000	11,555
Kraft Foods Group Inc., 3.5%, 6/6/22	200,000	200,198
Kroger Co/The, 2.3%, 1/15/19	50,000	50,122
Sysco Corp., 0.55%, 6/12/15	200,000	200,459
Sysco Corp., 5.25%, 2/12/18	25,000	28,344
Wal-Mart Stores Inc., 3.25%, 10/25/20	420,000	435,763
Walgreen Co., 5.25%, 1/15/19	320,000	363,289
		2,261,171
Energy - 12.0%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	50,000	49,000
BP Capital Markets PLC (C), 3.875%, 3/10/15	13,000	13,487
Chevron Corp., 3.191%, 6/24/23	200,000	197,519
ConocoPhillips, 4.6%, 1/15/15	320,000	332,688
Denbury Resources Inc., 6.375%, 8/15/21	50,000	53,125
Devon Energy Corp., 5.6%, 7/15/41	100,000	107,367
Energy Transfer Partners L.P., 4.15%, 10/1/20	50,000	51,384
Enterprise Products Operating LLC, 4.45%, 2/15/43	200,000	186,016
Kinder Morgan Energy Partners L.P., 2.65%, 2/1/19	50,000	49,915
Marathon Oil Corp., 6%, 10/1/17	400,000	459,470
Marathon Petroleum Corp., 5.125%, 3/1/21	250,000	276,640
Occidental Petroleum Corp., 1.5%, 2/15/18	200,000	198,552
Valero Energy Corp., 6.625%, 6/15/37	350,000	410,953
		2,386,116
Financials - 29.4%
Banks - 12.9%

Madison Funds | January 31, 2014

Madison Corporate Bond Fund Portfolio of Investments (unaudited)

Bank of America Corp., 3.3%, 1/11/23	200,000	191,810
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	325,000	328,686
BB&T Corp., MTN, 2.25%, 2/1/19	100,000	99,969
Goldman Sachs Group Inc./The, 3.625%, 1/22/23	200,000	195,193
JPMorgan Chase & Co., 4.75%, 3/1/15	20,000	20,866
JPMorgan Chase & Co., 4.25%, 10/15/20	400,000	428,435
KeyCorp, 5.1%, 3/24/21	250,000	279,476
PNC Funding Corp., 3.3%, 3/8/22	100,000	99,887
US Bancorp, 4.2%, 5/15/14	25,000	25,280
US Bancorp, 2.2%, 11/15/16	400,000	413,584
Wells Fargo & Co., 5.625%, 12/11/17	410,000	470,869
Wells Fargo & Co., 4.6%, 4/1/21	15,000	16,509
		2,570,564
Diversified Financial Services - 6.7%
American Express Co., 6.15%, 8/28/17	400,000	462,807
General Electric Capital Corp., 6.75%, 3/15/32	425,000	534,989
Invesco Finance PLC (C), 4%, 1/30/24	50,000	51,001
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	281,000	281,908
		1,330,705
Insurance - 5.0%
Allstate Corp./The, 5%, 8/15/14	300,000	307,415
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	20,000	20,855
Berkshire Hathaway Finance Corp., 5.4%, 5/15/18	400,000	461,400
Liberty Mutual Group Inc. (A) (B), 4.25%, 6/15/23	100,000	99,266
Marsh & McLennan Cos. Inc., 2.55%, 10/15/18	50,000	50,616
ProAssurance Corp., 5.3%, 11/15/23	50,000	52,705
		992,257
Machinery-Constr&Mining - 1.0%
Caterpillar Financial Services Corp., Series G, 2.45%, 9/6/18	200,000	205,370

Real Estate - 3.8%
CBL & Associates L.P., 5.25%, 12/1/23	50,000	51,494
HCP Inc., 2.625%, 2/1/20	250,000	241,735
Health Care REIT Inc., 4.5%, 1/15/24	50,000	50,790
Simon Property Group L.P., 4.125%, 12/1/21	400,000	422,891
		766,910
		5,865,806
Health Care - 6.8%
AbbVie Inc., 2%, 11/6/18	400,000	398,075
Baxter International Inc., 3.2%, 6/15/23	100,000	97,810
Forest Laboratories Inc. (A) (B), 5%, 12/15/21	50,000	49,750
HCA Inc., 5.875%, 3/15/22	25,000	26,312
Laboratory Corp. of America Holdings, 2.5%, 11/1/18	100,000	100,280
Merck & Co. Inc., 3.875%, 1/15/21	300,000	321,871
Pfizer Inc., 5.35%, 3/15/15	25,000	26,350
Stryker Corp., 1.3%, 4/1/18	100,000	98,573
Thermo Fisher Scientific Inc., 2.4%, 2/1/19	50,000	50,053
UnitedHealth Group Inc., 2.875%, 3/15/23	200,000	190,380

Madison Funds | January 31, 2014

Madison Corporate Bond Fund Portfolio of Investments (unaudited)

		1,359,454
Industrials - 4.3%
B/E Aerospace Inc., 5.25%, 4/1/22	50,000	50,375
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	200,000	189,852
Caterpillar Inc., 5.2%, 5/27/41	20,000	21,613
Crane Co., 2.75%, 12/15/18	50,000	50,713
CSX Corp., 6.15%, 5/1/37	20,000	23,493
Norfolk Southern Corp., 3.25%, 12/1/21	300,000	299,667
Northrop Grumman Corp., 1.75%, 6/1/18	100,000	99,476
Union Pacific Corp., 2.25%, 2/15/19	100,000	101,156
United Parcel Service Inc., 5.5%, 1/15/18	20,000	23,023
		859,368
Information Technology - 15.5%
Apple Inc., 2.4%, 5/3/23	200,000	183,108
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	50,000	51,113
Cisco Systems Inc., 5.5%, 2/22/16	425,000	466,761
eBay Inc., 1.35%, 7/15/17	200,000	200,065
EMC Corp., 2.65%, 6/1/20	150,000	150,113
Hewlett-Packard Co., 4.75%, 6/2/14	400,000	405,498
Hewlett-Packard Co., 3.75%, 12/1/20	25,000	25,244
Intel Corp., 1.95%, 10/1/16	200,000	205,819
Intel Corp., 3.3%, 10/1/21	20,000	20,345
International Business Machines Corp., 1.95%, 7/22/16	400,000	412,196
Intuit Inc., 5.75%, 3/15/17	200,000	225,998
Oracle Corp., 5.75%, 4/15/18	420,000	489,745
Texas Instruments Inc., 1.375%, 5/15/14	200,000	200,591
Thomson Reuters Corp. (C), 4.3%, 11/23/23	50,000	51,017
		3,087,613
Materials - 4.1%
Ball Corp., 4%, 11/15/23	50,000	45,625
Dow Chemical Co./The, 4.125%, 11/15/21	400,000	414,651
EI du Pont de Nemours & Co., 3.25%, 1/15/15	300,000	308,168
Rio Tinto Finance USA PLC (C), 2.25%, 12/14/18	50,000	50,237
		818,681
Telecommunication Services - 2.5%
AT&T Inc., 2.625%, 12/1/22	200,000	182,015
Rogers Communications Inc. (C), 4.1%, 10/1/23	100,000	102,436
Verizon Communications Inc., 5.15%, 9/15/23	200,000	217,434
		501,885
Utilities - 2.1%
Black Hills Corp., 4.25%, 11/30/23	50,000	51,021
Dominion Resources Inc., 2.75%, 9/15/22	400,000	374,845
		425,866
Total Corporate Notes and Bonds ( Cost $19,251,313 )		19,528,442
	Shares
SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional U.S. Government Money Market Fund	246,084	246,084

Madison Funds | January 31, 2014

Madison Corporate Bond Fund Portfolio of Investments (unaudited)

Total Short-Term Investments ( Cost $246,084 )	246,084
TOTAL INVESTMENTS - 99.2% ( Cost $19,497,397 )	19,774,526
NET OTHER ASSETS AND LIABILITIES - 0.8%	158,732
TOTAL NET ASSETS - 100.0%	$19,933,258

(A)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Illiquid security (See Note 3).
(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.6% of total net assets.
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Madison Funds | January 31, 2014

Madison High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 96.9%
Consumer Discretionary - 33.2%
Auto Components - 3.1%
Allison Transmission Inc. (A), 7.125%, 5/15/19	$100,000	$108,000
Dana Holding Corp., 6.5%, 2/15/19	350,000	372,750
Goodyear Tire & Rubber Co./The, 6.5%, 3/1/21	500,000	533,125
Lear Corp., 8.125%, 3/15/20	400,000	438,000
		1,451,875
Automobiles - 1.8%
Cooper Standard Automotive Inc., 8.5%, 5/1/18	800,000	843,000

Hotels, Restaurants & Leisure - 5.1%
Boyd Gaming Corp., 9.125%, 12/1/18	200,000	216,500
Felcor Lodging L.P., 6.75%, 6/1/19	550,000	591,250
GLP Capital L.P. / GLP Financing II Inc. (A), 4.875%, 11/1/20	500,000	506,250
Peninsula Gaming LLC / Peninsula Gaming Corp. (A), 8.375%, 2/15/18	200,000	216,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20	200,000	219,000
Scientific Games International Inc., 9.25%, 6/15/19	250,000	265,625
Scientific Games International Inc., 6.25%, 9/1/20	350,000	365,750
		2,380,375
Media - 17.3%
AMC Networks Inc., 7.75%, 7/15/21	300,000	336,750
Cablevision Systems Corp., 7.75%, 4/15/18	250,000	280,625
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	97,875
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp. (A), 5.625%, 2/15/24	500,000	503,750
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21	750,000	783,750
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 6.375%, 9/15/20	200,000	204,500
Cumulus Media Holdings Inc., 7.75%, 5/1/19	500,000	536,250
DISH DBS Corp., 6.75%, 6/1/21	250,000	266,875
Hughes Satellite Systems Corp., 6.5%, 6/15/19	250,000	271,875
Hughes Satellite Systems Corp., 7.625%, 6/15/21	250,000	283,750
Inmarsat Finance PLC (A) (B), 7.375%, 12/1/17	300,000	310,500
Intelsat Jackson Holdings S.A. (B), 7.25%, 10/15/20	825,000	895,125
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19	450,000	484,875
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	100,000	106,500
Quebecor Media Inc. (B), 7.75%, 3/15/16	136,000	137,360
Sinclair Television Group Inc., 6.375%, 11/1/21	500,000	517,500
Sirius XM Holdings Inc. (A), 5.875%, 10/1/20	250,000	252,812
Sirius XM Holdings Inc. (A), 4.625%, 5/15/23	250,000	223,125
Univision Communications Inc. (A), 6.75%, 9/15/22	550,000	603,625
UPCB Finance V Ltd. (A) (B), 7.25%, 11/15/21	350,000	378,000
UPCB Finance V Ltd. (A) (B), 6.875%, 1/15/22	250,000	267,500
ViaSat Inc., 6.875%, 6/15/20	370,000	388,500
		8,131,422
Specialty Retail - 5.3%

Madison Funds | January 31, 2014

Madison High Income Fund Portfolio of Investments (unaudited)

Chinos Intermediate Holdings A Inc., PIK (A), 7.75%, 5/1/19	400,000	409,000
Jo-Ann Stores Inc. (A), 8.125%, 3/15/19	750,000	780,000
Michaels FinCo Holdings LLC / Michaels FinCo Inc., PIK (A), 7.5%, 8/1/18	300,000	307,500
Penske Automotive Group Inc., 5.75%, 10/1/22	500,000	515,000
Sally Holdings LLC / Sally Capital Inc., 5.75%, 6/1/22	500,000	507,500
		2,519,000
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands Inc., 6.375%, 12/15/20	250,000	272,500
		15,598,172
Consumer Staples - 4.5%
ACCO Brands Corp., 6.75%, 4/30/20	250,000	247,813
Alphabet Holding Co. Inc., PIK (A), 7.75%, 11/1/17	500,000	515,000
Central Garden and Pet Co., 8.25%, 3/1/18	350,000	343,875
Del Monte Corp., 7.625%, 2/15/19	250,000	259,687
Dole Food Co. Inc. (A), 7.25%, 5/1/19	500,000	499,375
Stater Brothers Holdings Inc., 7.75%, 4/15/15	250,000	250,938
		2,116,688
Energy - 14.6%
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22	400,000	435,000
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19	500,000	533,750
Bill Barrett Corp., 7.625%, 10/1/19	500,000	540,000
Chaparral Energy Inc., 8.25%, 9/1/21	500,000	545,000
Chesapeake Energy Corp., 6.875%, 11/15/20	300,000	335,250
Ferrellgas L.P. / Ferrellgas Finance Corp. (A), 6.75%, 1/15/22	400,000	411,000
Key Energy Services Inc., 6.75%, 3/1/21	300,000	308,250
Lightstream Resources Ltd. (A) (B), 8.625%, 2/1/20	300,000	304,500
Linn Energy LLC / Linn Energy Finance Corp., 6.5%, 5/15/19	100,000	102,750
Linn Energy LLC / Linn Energy Finance Corp., 7.75%, 2/1/21	500,000	530,000
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.75%, 11/1/20	500,000	543,750
Oasis Petroleum Inc., 6.875%, 1/15/23	500,000	535,000
Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.25%, 4/15/18	500,000	525,625
QEP Resources Inc., 5.375%, 10/1/22	250,000	241,875
QEP Resources Inc., 5.25%, 5/1/23	250,000	238,125
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.5%, 10/1/18	211,000	225,243
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.375%, 8/1/21	227,000	247,997
Unit Corp., 6.625%, 5/15/21	250,000	262,500
		6,865,615
Financials - 3.1%
MPT Operating Partnership L.P. / MPT Finance Corp., 6.875%, 5/1/21	350,000	372,750
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	450,000	423,000
Omega Healthcare Investors Inc., 5.875%, 3/15/24	250,000	254,375
Springleaf Finance Corp., MTN, 6.9%, 12/15/17	350,000	382,375
		1,432,500
Health Care - 10.0%
Air Medical Group Holdings Inc., 9.25%, 11/1/18	267,000	289,695

Madison Funds | January 31, 2014

Madison High Income Fund Portfolio of Investments (unaudited)

Biomet Inc., 6.5%, 10/1/20	500,000	518,750
CHS/Community Health Systems Inc. (A), 6.875%, 2/1/22	500,000	512,500
DaVita HealthCare Partners Inc., 6.625%, 11/1/20	250,000	268,125
DaVita HealthCare Partners Inc., 5.75%, 8/15/22	250,000	255,938
Endo Health Solutions Inc., 7%, 12/15/20	500,000	533,750
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19	300,000	318,750
Hologic Inc., 6.25%, 8/1/20	300,000	313,125
Par Pharmaceutical Cos. Inc., 7.375%, 10/15/20	200,000	211,000
Tenet Healthcare Corp., 8%, 8/1/20	850,000	928,625
Valeant Pharmaceuticals International (A), 6.875%, 12/1/18	500,000	533,750
		4,684,008
Industrials - 10.9%
Ashtead Capital Inc. (A), 6.5%, 7/15/22	500,000	535,000
Belden Inc. (A), 5.5%, 9/1/22	500,000	487,500
Bombardier Inc. (A) (B), 6.125%, 1/15/23	350,000	344,750
Brand Energy & Infrastructure Services Inc. (A) (C), 8.5%, 12/1/21	250,000	253,750
Clean Harbors Inc., 5.125%, 6/1/21	150,000	150,000
FTI Consulting Inc., 6%, 11/15/22	500,000	507,500
Griffon Corp., 7.125%, 4/1/18	500,000	528,750
HD Supply Inc., 7.5%, 7/15/20	500,000	533,750
Hertz Corp./The, 6.75%, 4/15/19	250,000	265,937
Iron Mountain Inc., 6%, 8/15/23	150,000	154,312
Iron Mountain Inc., 5.75%, 8/15/24	350,000	327,250
Nortek Inc., 8.5%, 4/15/21	250,000	276,250
Ply Gem Industries Inc. (A), 6.5%, 2/1/22	250,000	246,250
Tomkins LLC / Tomkins Inc., 9%, 10/1/18	18,000	19,508
United Rentals North America Inc., 8.25%, 2/1/21	150,000	168,375
United Rentals North America Inc., 7.625%, 4/15/22	300,000	337,500
		5,136,382
Information Technology - 8.2%
Alliance Data Systems Corp. (A), 5.25%, 12/1/17	100,000	104,250
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	700,000	740,250
CommScope Holding Co. Inc., PIK (A), 6.625%, 6/1/20	250,000	261,562
CommScope Inc. (A), 8.25%, 1/15/19	367,000	398,654
Level 3 Financing Inc., 8.125%, 7/1/19	200,000	219,500
Level 3 Financing Inc., 8.625%, 7/15/20	350,000	391,125
NCR Escrow Corp. (A), 6.375%, 12/15/23	250,000	260,000
SunGard Data Systems Inc., 7.375%, 11/15/18	500,000	530,000
Syniverse Holdings Inc., 9.125%, 1/15/19	400,000	436,500
T-Mobile USA Inc., 6.633%, 4/28/21	500,000	526,250
		3,868,091
Materials - 4.4%
FMG Resources August 2006 Pty Ltd. (A) (B), 7%, 11/1/15	51,000	53,055
Greif Inc., 6.75%, 2/1/17	250,000	276,562
Huntsman International LLC, 4.875%, 11/15/20	400,000	394,000
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.5%, 5/15/18	550,000	577,500
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 9%, 4/15/19	250,000	266,563
Tronox Finance LLC, 6.375%, 8/15/20	500,000	506,250

Madison Funds | January 31, 2014

Madison High Income Fund Portfolio of Investments (unaudited)

		2,073,930
Telecommunication Services - 5.9%
CenturyLink Inc., 5.8%, 3/15/22	500,000	492,500
Frontier Communications Corp., 8.25%, 5/1/14	8,000	8,130
SBA Communications Corp., 5.625%, 10/1/19	500,000	515,625
SBA Telecommunications Inc., 5.75%, 7/15/20	300,000	312,000
Sprint Communications Inc. (A), 7%, 3/1/20	200,000	225,500
Sprint Communications Inc., 7%, 8/15/20	600,000	646,500
Windstream Corp., 7.875%, 11/1/17	400,000	457,000
Windstream Corp., 6.375%, 8/1/23	100,000	93,000
		2,750,255
Utilities - 2.1%
GenOn Energy Inc., 7.875%, 6/15/17	200,000	209,000
NRG Energy Inc., 8.25%, 9/1/20	725,000	792,063
		1,001,063
Total Corporate Notes and Bonds ( Cost $43,694,438 )		45,526,704
	Shares
SHORT-TERM INVESTMENTS - 3.3%
State Street Institutional U.S. Government Money Market Fund	1,574,488	1,574,488
Total Short-Term Investments ( Cost $1,574,488 )		1,574,488
TOTAL INVESTMENTS - 100.2% ( Cost $45,268,926 )		47,101,192
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(88,768)
TOTAL NET ASSETS - 100.0%		$47,012,424

(A)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 5.7% of total net assets.
(C)	Illiquid security (See Note 3).
MTN	Medium Term Note
PIK	Payment in Kind. Pays interest in additional bonds rather than in cash.
PLC	Public Limited Company

Madison Funds | January 31, 2014

Madison Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 55.6%
Consumer Discretionary - 4.7%
McDonald's Corp.	23,000	$2,165,910
Omnicom Group Inc.	18,500	1,342,730
Target Corp.	20,000	1,132,800
Time Warner Inc.	23,500	1,476,505
		6,117,945
Consumer Staples - 6.9%
Coca-Cola Co./The	26,000	983,320
Diageo PLC, ADR	11,000	1,320,550
Nestle S.A., ADR	17,700	1,285,905
PepsiCo Inc.	20,000	1,607,200
Philip Morris International Inc.	17,500	1,367,450
Procter & Gamble Co./The	20,300	1,555,386
Wal-Mart Stores Inc.	10,500	784,140
		8,903,951
Energy - 7.4%
Chevron Corp.	25,500	2,846,565
ConocoPhillips	23,500	1,526,325
Ensco PLC, Class A	14,000	705,180
Exxon Mobil Corp.	28,500	2,626,560
Occidental Petroleum Corp.	12,000	1,050,840
Schlumberger Ltd.	9,000	788,130
		9,543,600
Financials - 9.7%
Bank of New York Mellon Corp./The	30,200	965,192
BB&T Corp.	33,500	1,253,235
M&T Bank Corp.	9,200	1,025,892
Northern Trust Corp.	16,000	963,520
PartnerRe Ltd.	14,000	1,374,380
Travelers Cos. Inc./The	34,000	2,763,520
US Bancorp	51,500	2,046,095
Wells Fargo & Co.	46,000	2,085,640
		12,477,474
Health Care - 9.6%
Baxter International Inc.	18,500	1,263,550
Becton, Dickinson and Co.	9,000	973,080
Johnson & Johnson	27,500	2,432,925
Medtronic Inc.	26,600	1,504,496
Merck & Co. Inc.	48,500	2,569,045
Novartis AG, ADR	10,500	830,235
Pfizer Inc.	93,000	2,827,200
		12,400,531
Industrials - 7.8%
3M Co.	14,000	1,794,660
Boeing Co./The	10,700	1,340,282
Emerson Electric Co.	12,000	791,280

Madison Funds | January 31, 2014

Madison Diversified Income Fund Portfolio of Investments (unaudited)

General Dynamics Corp.	10,000	1,013,100
United Parcel Service Inc., Class B	21,500	2,047,445
United Technologies Corp.	19,500	2,223,390
Waste Management Inc.	19,500	814,710
		10,024,867
Information Technology - 8.3%
Accenture PLC, Class A	21,500	1,717,420
Automatic Data Processing Inc.	16,500	1,263,900
Intel Corp.	32,500	797,550
Linear Technology Corp.	25,000	1,113,500
Microchip Technology Inc.	21,000	942,060
Microsoft Corp.	48,500	1,835,725
Oracle Corp.	23,000	848,700
QUALCOMM Inc.	30,000	2,226,600
		10,745,455
Telecommunication Service - 1.2%
AT&T Inc.	45,092	1,502,465
Total Common Stocks ( Cost $53,278,492 )		71,716,288
	Par Value
ASSET BACKED SECURITIES - 0.3%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.439%, 9/21/30	$98,971	100,151
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, ABS, 0.79%, 5/15/18	225,000	225,403
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, ABS, 0.79%, 7/16/18	100,000	100,014
Total Asset Backed Securities ( Cost $425,441 )		425,568
CORPORATE NOTES AND BONDS - 16.2%
Consumer Discretionary - 2.3%
Advance Auto Parts Inc., 4.5%, 12/1/23	500,000	509,120
American Association of Retired Persons (B) (C), 7.5%, 5/1/31	750,000	996,766
DR Horton Inc., 5.25%, 2/15/15	130,000	135,037
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	325,000	377,860
GLP Capital L.P. / GLP Financing II Inc. (B) (C), 4.875%, 11/1/20	125,000	126,562
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16	400,000	447,000
Time Warner Inc., 4.75%, 3/29/21	400,000	438,907
		3,031,252
Consumer Staples - 0.8%
CVS Caremark Corp., 5.75%, 6/1/17	400,000	455,578
Mondelez International Inc., 6.5%, 11/1/31	475,000	572,313
		1,027,891
Energy - 1.9%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	250,000	245,000
Energy Transfer Partners L.P., 4.15%, 10/1/20	200,000	205,535
Enterprise Products Operating LLC, 5.2%, 9/1/20	450,000	509,314
Hess Corp., 7.875%, 10/1/29	150,000	198,065
Marathon Oil Corp., 6%, 10/1/17	300,000	344,602
Transocean Inc. (D), 7.5%, 4/15/31	400,000	467,863

Madison Funds | January 31, 2014

Madison Diversified Income Fund Portfolio of Investments (unaudited)

Valero Energy Corp., 6.125%, 6/15/17	450,000	512,236
		2,482,615
Financials - 1.5%
American Express Credit Corp., 2.375%, 3/24/17	90,000	92,962
Goldman Sachs Group Inc/The, 2.625%, 1/31/19	275,000	275,234
HCP Inc., 6.7%, 1/30/18	335,000	392,416
Health Care REIT Inc., 4.5%, 1/15/24	200,000	203,158
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17	410,000	82
Simon Property Group L.P., 5.875%, 3/1/17	390,000	439,403
US Bank NA, 6.3%, 2/4/14	500,000	500,000
		1,903,255
Health Care - 2.7%
AbbVie Inc., 2%, 11/6/18	300,000	298,557
Amgen Inc., 5.85%, 6/1/17	1,050,000	1,202,231
Baxter International Inc., 3.2%, 6/15/23	400,000	391,239
Eli Lilly & Co., 6.57%, 1/1/16	300,000	333,499
Genentech Inc., 5.25%, 7/15/35	195,000	214,863
HCA Inc., 5.875%, 3/15/22	150,000	157,875
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	220,000	258,079
UnitedHealth Group Inc., 2.875%, 3/15/23	400,000	380,759
Wyeth LLC, 6.5%, 2/1/34	150,000	189,873
		3,426,975
Industrials - 1.9%
B/E Aerospace Inc., 5.25%, 4/1/22	250,000	251,875
Boeing Co./The, 8.625%, 11/15/31	150,000	215,922
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	175,000	223,560
Caterpillar Inc., 3.9%, 5/27/21	450,000	478,959
Danaher Corp., 3.9%, 6/23/21	450,000	477,745
Norfolk Southern Corp., 5.59%, 5/17/25	239,000	269,840
Norfolk Southern Corp., 7.05%, 5/1/37	260,000	331,299
Waste Management Inc., 7.125%, 12/15/17	150,000	174,894
		2,424,094
Information Technology - 1.6%
Apple Inc., 2.4%, 5/3/23	450,000	411,993
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	450,000	460,017
Cisco Systems Inc., 5.5%, 2/22/16	240,000	263,583
EMC Corp., 2.65%, 6/1/20	400,000	400,301
International Business Machines Corp., 1.875%, 8/1/22	400,000	359,878
Thomson Reuters Corp. (D), 4.3%, 11/23/23	225,000	229,578
		2,125,350
Materials - 0.4%
Ball Corp., 4%, 11/15/23	100,000	91,250
Rio Tinto Finance USA PLC (D), 2.25%, 12/14/18	150,000	150,710
Westvaco Corp., 8.2%, 1/15/30	175,000	214,687
		456,647
Telecommunication Services - 0.8%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	415,000	581,682
Verizon Communications Inc., 5.15%, 9/15/23	400,000	434,867

Madison Funds | January 31, 2014

Madison Diversified Income Fund Portfolio of Investments (unaudited)

		1,016,549
Utilities - 2.3%
Interstate Power & Light Co., 6.25%, 7/15/39	175,000	219,133
Nevada Power Co., Series R, 6.75%, 7/1/37	400,000	520,795
Sierra Pacific Power Co., Series M, 6%, 5/15/16	126,000	140,728
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	500,000	550,650
Westar Energy Inc., 6%, 7/1/14	600,000	613,617
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	937,355
		2,982,278
Total Corporate Notes and Bonds ( Cost $19,846,515 )		20,876,906
LONG TERM MUNICIPAL BONDS - 0.2%
Jacksonville FL Sales Tax Revenue, 5%, 10/1/29	300,000	316,803
Total Long Term Municipal Bonds ( Cost $309,771 )		316,803
MORTGAGE BACKED SECURITIES - 7.0%
Fannie Mae - 4.4%
4%, 4/1/15 Pool # 255719	14,534	15,477
5.5%, 4/1/16 Pool # 745444	35,810	38,422
6%, 5/1/16 Pool # 582558	6,357	6,567
5%, 12/1/17 Pool # 672243	99,926	106,941
5%, 5/1/20 Pool # 813965	114,595	124,026
4.5%, 9/1/20 Pool # 835465	138,430	148,355
6%, 5/1/21 Pool # 253847	21,754	24,192
3%, 5/1/27 Pool # AL1715	458,215	473,515
7%, 12/1/29 Pool # 762813	11,584	12,881
7%, 11/1/31 Pool # 607515	17,797	20,317
3.5%, 12/1/31 Pool # MA0919	733,339	762,171
7%, 5/1/32 Pool # 644591	4,828	5,445
5.5%, 10/1/33 Pool # 254904	125,707	138,644
5%, 6/1/34 Pool # 255230	98,394	107,601
7%, 7/1/34 Pool # 792636	5,375	5,651
5.5%, 8/1/34 Pool # 793647	49,399	54,477
5.5%, 3/1/35 Pool # 810075	78,408	86,333
5%, 8/1/35 Pool # 829670	102,676	112,127
5%, 9/1/35 Pool # 835699	125,178	138,486
5%, 9/1/35 Pool # 820347	135,944	150,515
5%, 10/1/35 Pool # 797669	163,637	180,565
5%, 11/1/35 Pool # 844809	57,351	62,605
5%, 12/1/35 Pool # 850561	63,512	69,282
5.5%, 9/1/36 Pool # 831820	240,613	269,402
6%, 9/1/36 Pool # 831741	155,552	171,986
5.5%, 10/1/36 Pool # 896340	19,166	21,077
5.5%, 10/1/36 Pool # 901723	101,832	111,969
5.5%, 12/1/36 Pool # 903059	189,507	209,133
5.5%, 4/1/40 Pool # AD0926	449,912	495,271
3.5%, 8/1/42 Pool # AO8100	367,429	373,131
3%, 2/1/43 Pool # AB8563	285,051	277,436

Madison Funds | January 31, 2014

Madison Diversified Income Fund Portfolio of Investments (unaudited)

3%, 2/1/43 Pool # AB8486	479,230	466,428
3%, 3/1/43 Pool # AB8818	481,533	468,670
		5,709,098
Freddie Mac - 2.5%
3%, 8/1/27 Pool # J19899	443,654	457,962
8%, 6/1/30 Pool # C01005	3,294	3,689
6.5%, 1/1/32 Pool # C62333	51,152	57,134
5%, 7/1/33 Pool # A11325	308,320	339,936
6%, 10/1/34 Pool # A28439	32,653	36,036
6%, 10/1/34 Pool # A28598	11,916	13,161
5%, 4/1/35 Pool # A32315	37,460	41,389
5%, 4/1/35 Pool # A32316	36,553	40,382
4%, 10/1/41 Pool # Q04092	464,524	485,830
3%, 8/1/42 Pool # G08502	426,150	413,935
3%, 9/1/42 Pool # C04233	421,127	409,056
3%, 4/1/43 Pool # V80025	480,448	466,676
3%, 4/1/43 Pool # V80026	483,495	469,637
		3,234,823
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	2,023	2,043
6.5%, 2/20/29 Pool # 2714	28,366	33,145
6.5%, 4/20/31 Pool # 3068	17,313	20,238
		55,426
Total Mortgage Backed Securities ( Cost $8,929,884 )		8,999,347
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.8%
U.S. Treasury Bonds - 1.3%
6.625%, 2/15/27	860,000	1,198,357
3.000%, 5/15/42	500,000	445,234
		1,643,591
U.S. Treasury Notes - 15.5%
4.000%, 2/15/14	1,150,000	1,151,393
4.250%, 8/15/14	1,575,000	1,609,699
0.500%, 10/15/14	2,500,000	2,506,445
4.250%, 11/15/14	2,000,000	2,063,906
2.500%, 3/31/15	1,190,000	1,221,888
2.500%, 4/30/15	1,500,000	1,543,125
4.250%, 8/15/15	500,000	530,801
3.125%, 1/31/17	1,750,000	1,874,142
2.375%, 7/31/17	700,000	734,125
4.250%, 11/15/17	2,100,000	2,348,062
3.125%, 5/15/19	1,000,000	1,077,109
3.375%, 11/15/19	500,000	544,844
2.625%, 11/15/20	1,250,000	1,294,629
1.750%, 5/15/22	1,600,000	1,516,000
		20,016,168

Madison Funds | January 31, 2014

Madison Diversified Income Fund Portfolio of Investments (unaudited)

Total U.S. Government and Agency Obligations ( Cost $21,471,138 )		21,659,759
Shares
SHORT-TERM INVESTMENTS - 3.6%
State Street Institutional U.S. Government Money Market Fund	4,685,653	4,685,653
Total Short-Term Investments ( Cost $4,685,653 )		4,685,653
TOTAL INVESTMENTS - 99.7% ( Cost $108,946,894 )		128,680,324
NET OTHER ASSETS AND LIABILITIES - 0.3%		415,506
TOTAL NET ASSETS - 100.0%		$129,095,830

*	Non-income producing.
(A)	Stepped rate security. Rate shown is as of January 31, 2014.
(B)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 3).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.0% of total net assets.
(E)	In default. Issuer is bankrupt.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Madison Funds | January 31, 2014

Madison Covered Call & Equity Income Fund (formerly Madison Equity Income Fund) Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 85.8%
Consumer Discretionary - 24.9%
Advance Auto Parts Inc. (A)	10,000	$1,148,100
Amazon.com Inc. * (A)	2,500	896,725
CBS Corp., Class B (A)	13,000	763,360
DIRECTV *(A)	18,000	1,249,740
Discovery Communications Inc., Class C * (A)	15,000	1,105,800
Home Depot Inc./The (A)	13,000	999,050
Lululemon Athletica Inc. *	13,000	593,970
Panera Bread Co., Class A * (A)	5,000	845,350
Ross Stores Inc.	11,500	780,965
Starbucks Corp. (A)	10,000	711,200
		9,094,260
Consumer Staples (A) - 5.3%
Costco Wholesale Corp.	10,500	1,179,780
CVS Caremark Corp.	11,000	744,920
		1,924,700
Energy - 7.5%
Apache Corp. (A)	10,000	802,600
Canadian Natural Resources Ltd.	30,000	982,500
Petroleo Brasileiro S.A., ADR	35,000	392,350
Schlumberger Ltd. (A)	6,500	569,205
		2,746,655
Financial (A) - 2.0%
Morgan Stanley	25,000	737,750

Health Care (A) - 5.9%
Baxter International Inc.	12,000	819,600
Celgene Corp. *	3,500	520,100
Varian Medical Systems Inc. *	10,000	813,100
		2,152,800
Industrials (A) - 12.0%
C.H. Robinson Worldwide Inc.	10,000	585,400
Expeditors International of Washington Inc.	18,000	735,480
FedEx Corp.	5,500	733,260
Rockwell Collins Inc.	9,000	680,040
Stericycle Inc. *	5,000	585,300
United Technologies Corp.	9,500	1,083,190
		4,402,670
Information Technology - 22.2%
Altera Corp. (A)	24,000	802,320
Apple Inc. (A)	2,200	1,101,320
Broadcom Corp., Class A (A)	40,000	1,190,400
eBay Inc. * (A)	25,000	1,330,000
EMC Corp. (A)	28,000	678,720
Linear Technology Corp. (A)	10,000	445,400
Microsoft Corp. (A)	16,200	613,170

Madison Funds | January 31, 2014

Madison Covered Call & Equity Income Fund (formerly Madison Equity Income Fund) Portfolio of Investments (unaudited)

Nuance Communications Inc. *	30,000	459,900
Oracle Corp. (A)	20,000	738,000
QUALCOMM Inc. (A)	10,000	742,200
		8,101,430
Materials - 6.0%
Freeport-McMoRan Copper & Gold Inc. (A)	15,000	486,150
Monsanto Co. (A)	7,600	809,780
Mosaic Co./The	20,000	893,200
		2,189,130
Total Common Stocks ( Cost $32,140,866 )		31,349,395
EXCHANGE TRADED FUNDS (A) - 5.5%
Powershares QQQ Trust Series 1	11,000	948,970
SPDR S&P 500 ETF Trust	6,000	1,069,080
Total Exchange Traded Funds ( Cost $2,068,606 )		2,018,050
	Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Treasury Bill (B) - 8.2%
0.018%, 2/6/14	$3,000,000	3,000,000
Total U.S. Government and Agency Obligations ( Cost $2,999,796 )		3,000,000
	Shares
SHORT-TERM INVESTMENTS - 11.0%
State Street Institutional U.S. Government Money Market Fund	4,032,326	4,032,326
Total Short-Term Investments ( Cost $4,032,326 )		4,032,326
TOTAL INVESTMENTS - 110.5% ( Cost $41,241,594 )		40,399,771
NET OTHER ASSETS AND LIABILITIES - (8.6%)		(3,151,379)
TOTAL CALL & PUT OPTIONS WRITTEN - (1.9%)		(676,890)
TOTAL NET ASSETS - 100.0%		$36,571,502

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	Rate noted represents annualized yield at time of purchase.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund

Call Options Written	Contracts (100 shares per contract)	Expiration	Strike Price	Value (Note 1)
Advance Auto Parts Inc.	50	March 2014	$105.00	$61,250
Advance Auto Parts Inc.	50	March 2014	110.00	40,500
Altera Corp.	120	March 2014	34.00	10,500
Altera Corp.	120	June 2014	35.00	17,400
Amazon.com Inc.	10	April 2014	405.00	4,875

Madison Funds | January 31, 2014

Madison Covered Call & Equity Income Fund (formerly Madison Equity Income Fund) Portfolio of Investments (unaudited)

Apple Inc.	15	February 2014	565.00	637
Apple Inc.	7	March 2014	575.00	766
Baxter International Inc.	60	February 2014	70.00	2,160
Baxter International Inc.	60	March 2014	70.00	4,740
Broadcom Corp., Class A	200	February 2014	28.00	37,400
Broadcom Corp., Class A	200	May 2014	31.00	23,050
C.H. Robinson Worldwide Inc.	100	February 2014	57.50	26,750
CBS Corp., Class B	70	February 2014	60.00	7,875
CBS Corp., Class B	60	June 2014	60.00	20,700
Celgene Corp.	35	March 2014	160.00	16,227
Costco Wholesale Corp.	55	March 2014	115.00	9,488
CVS Caremark Corp.	110	May 2014	70.00	19,140
DIRECTV	100	March 2014	72.50	11,350
DIRECTV	80	June 2014	75.00	14,080
Discovery Communications Inc., Class C	75	March 2014	80.00	5,063
eBay Inc.	150	March 2014	55.00	18,600
eBay Inc.	100	April 2014	55.00	17,800
EMC Corp.	100	February 2014	25.00	2,100
EMC Corp.	180	March 2014	26.00	3,690
Expeditors International of Washington Inc.	150	February 2014	44.00	1,500
FedEx Corp.	40	April 2014	140.00	12,400
Freeport-McMoRan Copper & Gold Inc.	50	February 2014	36.00	375
Home Depot Inc./The	90	March 2014	80.00	8,100
Home Depot Inc./The	40	May 2014	80.00	6,660
Linear Technology Corp.	100	February 2014	41.00	36,500
Microsoft Corp.	62	March 2014	37.00	9,796
Microsoft Corp.	100	April 2014	37.00	18,750
Monsanto Co.	68	April 2014	115.00	8,772

Madison Funds | January 31, 2014

Madison Covered Call & Equity Income Fund (formerly Madison Equity Income Fund) Portfolio of Investments (unaudited)

Morgan Stanley	125	February 2014	31.00	3,437
Morgan Stanley	125	March 2014	32.00	4,500
Oracle Corp.	100	March 2014	35.00	25,000
Oracle Corp.	100	April 2014	38.00	10,250
Panera Bread Co.	50	March 2014	175.00	24,000
Powershares QQQ Trust Series 1 ETF	110	March 2014	89.00	9,020
QUALCOMM Inc.	100	April 2014	75.00	19,773
Rockwell Collins Inc.	90	April 2014	80.00	7,875
Schlumberger Ltd.	65	February 2014	90.00	4,583
SPDR S&P 500 ETF Trust	60	March 2014	185.00	6,150
Starbucks Corp.	35	April 2014	75.00	4,358
Stericycle Inc.	25	February 2014	115.00	9,625
Stericycle Inc.	25	March 2014	120.00	5,125
United Technologies Corp.	25	February 2014	110.00	11,375
United Technologies Corp.	50	March 2014	115.00	11,125
Varian Medical Systems Inc.	20	February 2014	75.00	13,500
Varian Medical Systems Inc.	40	February 2014	80.00	9,400
Varian Medical Systems Inc.	40	May 2014	80.00	18,800

Total Call Options Written ( Premiums received $875,299 )	$676,890
Total Value of Options Written ( Premiums received $875,299 )	$676,890

Madison Funds | January 31, 2014

Madison Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.6%
Consumer Discretionary - 8.3%
McDonald's Corp.	6,100	$574,437
Omnicom Group Inc.	4,700	341,126
Target Corp.	5,300	300,192
Time Warner Inc.	6,200	389,546
		1,605,301
Consumer Staples - 11.7%
Coca-Cola Co./The	6,400	242,048
Diageo PLC, ADR	2,800	336,140
Nestle S.A., ADR	4,100	297,865
PepsiCo Inc.	5,200	417,872
Philip Morris International Inc.	4,700	367,258
Procter & Gamble Co./The	5,000	383,100
Wal-Mart Stores Inc.	2,800	209,104
		2,253,387
Energy - 12.9%
Chevron Corp.	6,600	736,758
ConocoPhillips	6,100	396,195
Ensco PLC, Class A	3,700	186,369
Exxon Mobil Corp.	7,200	663,552
Occidental Petroleum Corp.	3,300	288,981
Schlumberger Ltd.	2,500	218,925
		2,490,780
Financials - 16.7%
Bank of New York Mellon Corp./The	7,500	239,700
BB&T Corp.	8,800	329,208
M&T Bank Corp.	2,500	278,775
Northern Trust Corp.	4,100	246,902
PartnerRe Ltd.	3,700	363,229
Travelers Cos. Inc./The	8,300	674,624
US Bancorp	13,400	532,382
Wells Fargo & Co.	12,200	553,148
		3,217,968
Health Care - 16.6%
Baxter International Inc.	5,000	341,500
Becton, Dickinson and Co.	2,200	237,864
Johnson & Johnson	7,200	636,984
Medtronic Inc.	6,700	378,952
Merck & Co. Inc.	12,300	651,531
Novartis AG, ADR	2,800	221,396
Pfizer Inc.	23,700	720,480
		3,188,707
Industrials - 13.7%
3M Co.	3,700	474,303
Boeing Co./The	2,850	356,991
Emerson Electric Co.	3,200	211,008

Madison Funds | January 31, 2014

Madison Dividend Income Fund Portfolio of Investments (unaudited)

General Dynamics Corp.	2,700	273,537
United Parcel Service Inc., Class B	5,650	538,050
United Technologies Corp.	5,100	581,502
Waste Management Inc.	5,100	213,078
		2,648,469
Information Technology - 14.7%
Accenture PLC, Class A	5,600	447,328
Automatic Data Processing Inc.	4,200	321,720
Intel Corp.	9,100	223,314
Linear Technology Corp.	6,200	276,148
Microchip Technology Inc.	6,000	269,160
Microsoft Corp.	13,100	495,835
Oracle Corp.	6,500	239,850
QUALCOMM Inc.	7,400	549,228
		2,822,583
Telecommunication Service - 2.0%
AT&T Inc.	11,400	379,848
Total Common Stocks ( Cost $14,933,930 )		18,607,043
SHORT-TERM INVESTMENTS - 4.2%
State Street Institutional U.S. Government Money Market Fund	811,693	811,693
Total Short-Term Investments ( Cost $811,693 )		811,693
TOTAL INVESTMENTS - 100.8% ( Cost $15,745,623 )		19,418,736
NET OTHER ASSETS AND LIABILITIES - (0.8%)		(152,678)
TOTAL NET ASSETS - 100.0%		$19,266,058

ADR	American Depositary Receipt
PLC	Public Limited Company

Madison Funds | January 31, 2014

Madison Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.7%
Consumer Discretionary - 11.5%
Advance Auto Parts Inc.	31,500	$3,616,515
Dana Holding Corp.	100,000	1,892,000
DIRECTV *	112,500	7,810,875
McDonald's Corp.	34,000	3,201,780
Target Corp.	35,000	1,982,400
Time Warner Inc.	64,000	4,021,120
		22,524,690
Consumer Staples - 7.9%
CVS Caremark Corp.	51,000	3,453,720
Diageo PLC, ADR	16,500	1,980,825
Nestle S.A., ADR	33,500	2,433,775
Philip Morris International Inc.	35,000	2,734,900
Procter & Gamble Co./The	26,500	2,030,430
Wal-Mart Stores Inc.	37,000	2,763,160
		15,396,810
Energy - 14.3%
Baker Hughes Inc.	97,000	5,494,080
Chevron Corp.	46,500	5,190,795
ConocoPhillips	40,500	2,630,475
Exxon Mobil Corp.	31,000	2,856,960
National Oilwell Varco Inc.	62,000	4,650,620
Occidental Petroleum Corp.	33,029	2,892,349
Schlumberger Ltd.	47,000	4,115,790
		27,831,069
Financials - 25.4%
Capital Markets - 1.8%
Bank of New York Mellon Corp./The	109,000	3,483,640

Commercial Banks - 8.0%
BB&T Corp.	91,000	3,404,310
M&T Bank Corp.	18,500	2,062,935
US Bancorp	112,000	4,449,760
Wells Fargo & Co.	128,000	5,803,520
		15,720,525
Insurance - 13.9%
American International Group Inc.	118,500	5,683,260
Arch Capital Group Ltd. *	59,500	3,201,695
Berkshire Hathaway Inc., Class B *	51,000	5,691,600
Markel Corp. *	11,300	6,092,282
Travelers Cos. Inc./The	54,000	4,389,120
WR Berkley Corp.	53,000	2,054,280
		27,112,237
Real Estate Management & Development - 1.7%
Brookfield Asset Management Inc., Class A	86,000	3,263,700
		49,580,102

Madison Funds | January 31, 2014

Madison Large Cap Value Fund Portfolio of Investments (unaudited)

Health Care - 15.8%
Johnson & Johnson	55,000	4,865,850
Medtronic Inc.	66,500	3,761,240
Merck & Co. Inc.	154,000	8,157,380
Novartis AG, ADR	27,000	2,134,890
Pfizer Inc.	255,500	7,767,200
UnitedHealth Group Inc.	56,000	4,047,680
		30,734,240
Industrials - 13.8%
3M Co.	28,500	3,653,415
Boeing Co./The	25,000	3,131,500
Danaher Corp.	50,500	3,756,695
FedEx Corp.	43,000	5,732,760
General Dynamics Corp.	26,500	2,684,715
Rockwell Collins Inc.	55,000	4,155,800
United Technologies Corp.	33,000	3,762,660
		26,877,545
Information Technology - 6.8%
Accenture PLC, Class A	31,000	2,476,280
Oracle Corp.	102,500	3,782,250
QUALCOMM Inc.	45,000	3,339,900
Seagate Technology PLC	71,000	3,753,060
		13,351,490
Materials - 1.0%
Mosaic Co./The	45,000	2,009,700

Telecommunication Service - 1.2%
AT&T Inc.	72,000	2,399,040
Total Common Stocks ( Cost $146,113,726 )		190,704,686
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional U.S. Government Money Market Fund	1,914,201	1,914,201
Total Short-Term Investments ( Cost $1,914,201 )		1,914,201
TOTAL INVESTMENTS - 98.7% ( Cost $148,027,927 )		192,618,887
NET OTHER ASSETS AND LIABILITIES - 1.3%		2,467,139
TOTAL NET ASSETS - 100.0%		$195,086,026

*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

Madison Funds | January 31, 2014

Madison Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.5%
Consumer Discretionary - 12.1%
Advance Auto Parts Inc.	58,911	$6,763,572
CarMax Inc. *	93,275	4,207,635
McDonald's Corp.	75,675	7,126,315
Omnicom Group Inc.	91,352	6,630,328
		24,727,850
Consumer Staples - 7.6%
Costco Wholesale Corp.	26,695	2,999,450
Diageo PLC, ADR	44,020	5,284,601
Nestle S.A., ADR	99,900	7,257,735
		15,541,786
Energy - 3.2%
Apache Corp.	38,797	3,113,847
Schlumberger Ltd.	38,885	3,405,160
		6,519,007
Financials - 18.3%
Berkshire Hathaway Inc., Class B *	73,441	8,196,016
Brookfield Asset Management Inc., Class A	134,505	5,104,465
M&T Bank Corp.	41,353	4,611,273
Markel Corp. *	14,881	8,022,942
Northern Trust Corp.	79,902	4,811,698
US Bancorp	168,014	6,675,196
		37,421,590
Health Care - 8.8%
Baxter International Inc.	85,645	5,849,554
Johnson & Johnson	61,438	5,435,420
Varian Medical Systems Inc. *	83,910	6,822,722
		18,107,696
Industrials - 16.9%
3M Co.	22,527	2,887,736
Copart Inc. *	196,880	6,749,046
Danaher Corp.	79,325	5,900,987
Jacobs Engineering Group Inc. *	88,640	5,381,334
PACCAR Inc.	110,200	6,171,200
Rockwell Collins Inc.	53,346	4,030,824
United Parcel Service Inc., Class B	37,686	3,588,838
		34,709,965
Information Technology - 22.6%
Accenture PLC, Class A	93,155	7,441,221
eBay Inc. *	112,060	5,961,592
Google Inc., Class A *	3,601	4,252,673
MICROS Systems Inc. *	105,590	5,863,413
Microsoft Corp.	168,873	6,391,843
Oracle Corp.	241,345	8,905,630
QUALCOMM Inc.	71,794	5,328,551

Madison Funds | January 31, 2014

Madison Investors Fund Portfolio of Investments (unaudited)

Visa Inc., Class A	9,855	2,123,063
		46,267,986
Materials - 4.0%
Monsanto Co.	44,580	4,749,999
Mosaic Co./The	77,925	3,480,131
		8,230,130
Total Common Stocks ( Cost $160,815,204 )		191,526,010
SHORT-TERM INVESTMENTS - 7.6%
State Street Institutional U.S. Government Money Market Fund	15,505,188	15,505,188
Total Short-Term Investments ( Cost $15,505,188 )		15,505,188
TOTAL INVESTMENTS - 101.1% ( Cost $176,320,392 )		207,031,198
NET OTHER ASSETS AND LIABILITIES - (1.1%)		(2,349,844)
TOTAL NET ASSETS - 100.0%		$204,681,354

*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

Madison Funds | January 31, 2014

Madison Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 91.6%
Consumer Discretionary - 18.9%
Amazon.com Inc. *	9,056	$3,248,297
CBS Corp., Class B	35,860	2,105,699
DIRECTV *	37,350	2,593,211
Discovery Communications Inc., Class C *	31,817	2,345,549
Home Depot Inc./The	46,355	3,562,382
McDonald's Corp.	27,900	2,627,343
Omnicom Group Inc.	30,607	2,221,456
Panera Bread Co., Class A *	13,660	2,309,496
priceline.com Inc. *	2,598	2,974,424
Starbucks Corp.	25,950	1,845,564
TJX Cos. Inc.	35,500	2,036,280
Walt Disney Co./The	23,111	1,678,090
		29,547,791
Consumer Staples - 8.1%
Costco Wholesale Corp.	22,682	2,548,550
CVS Caremark Corp.	35,536	2,406,498
Nestle S.A., ADR	43,285	3,144,655
PepsiCo Inc.	16,445	1,321,520
Philip Morris International Inc.	42,000	3,281,880
		12,703,103
Energy - 4.1%
Apache Corp.	21,580	1,732,011
Schlumberger Ltd.	53,530	4,687,622
		6,419,633
Financials - 2.6%
Brookfield Asset Management Inc., Class A	45,428	1,723,993
T. Rowe Price Group Inc.	31,026	2,433,679
		4,157,672
Health Care - 12.1%
Allergan Inc.	20,000	2,292,000
Baxter International Inc.	33,550	2,291,465
Biogen Idec Inc. *	7,300	2,282,272
Celgene Corp. *	11,959	1,816,931
Cerner Corp. *	32,920	1,872,819
Gilead Sciences Inc. *	28,775	2,320,704
Johnson & Johnson	25,800	2,282,526
UnitedHealth Group Inc.	27,231	1,968,256
Varian Medical Systems Inc. *	21,325	1,733,936
		18,860,909
Industrials - 15.4%
3M Co.	17,415	2,232,429
Boeing Co./The	19,781	2,477,768
Danaher Corp.	32,325	2,404,657
Expeditors International of Washington Inc.	45,868	1,874,167
FedEx Corp.	13,585	1,811,152

Madison Funds | January 31, 2014

Madison Large Cap Growth Fund Portfolio of Investments (unaudited)

Jacobs Engineering Group Inc. *	23,830	1,446,719
Rockwell Collins Inc.	29,945	2,262,644
Roper Industries Inc.	11,149	1,530,089
United Parcel Service Inc., Class B	27,313	2,601,017
United Technologies Corp.	31,219	3,559,590
W.W. Grainger Inc.	7,840	1,838,323
		24,038,555
Information Technology - 28.1%
Communications Equipment - 3.4%
QUALCOMM Inc.	71,022	5,271,253

Computers & Peripherals - 5.0%
Apple Inc.	15,608	7,813,365

Internet Software & Services - 5.9%
eBay Inc. *	60,078	3,196,150
Google Inc., Class A *	5,050	5,963,898
		9,160,048
IT Services - 4.5%
Accenture PLC, Class A	41,482	3,313,582
International Business Machines Corp.	9,390	1,659,025
Visa Inc., Class A	9,595	2,067,051
		7,039,658
Semiconductors & Semiconductor Equipment - 1.7%
Linear Technology Corp.	60,975	2,715,826

Software - 7.6%
MICROS Systems Inc. *	30,786	1,709,547
Microsoft Corp.	132,385	5,010,772
Oracle Corp.	140,620	5,188,878
		11,909,197
		43,909,347
Materials - 2.3%
Monsanto Co.	33,522	3,571,769
Total Common Stocks ( Cost $107,063,620 )		143,208,779
SHORT-TERM INVESTMENTS - 9.5%
State Street Institutional U.S. Government Money Market Fund	14,905,070	14,905,070
Total Short-Term Investments ( Cost $14,905,070 )		14,905,070
TOTAL INVESTMENTS - 101.1% ( Cost $121,968,690 )		158,113,849
NET OTHER ASSETS AND LIABILITIES - (1.1%)		(1,748,398)
TOTAL NET ASSETS - 100.0%		$156,365,451

*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

Madison Funds | January 31, 2014

Madison Large Cap Growth Fund Portfolio of Investments (unaudited)

Madison Funds | January 31, 2014

Madison Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 91.0%
Consumer Discretionary - 26.0%
Media - 11.1%
DIRECTV *	130,320	$9,048,118
Discovery Communications Inc., Class C *	84,529	6,231,478
Liberty Global PLC *	109,740	8,705,674
Omnicom Group Inc.	145,264	10,543,261
		34,528,531
Specialty Retail - 14.9%
Advance Auto Parts Inc.	135,252	15,528,282
Bed Bath & Beyond Inc. *	93,491	5,969,400
CarMax Inc. *	164,645	7,427,136
Ross Stores Inc.	140,332	9,529,946
Sally Beauty Holdings Inc. *	276,683	7,852,264
		46,307,028
		80,835,559
Consumer Staples - 1.0%
Brown-Forman Corp., Class B	38,344	2,952,488

Energy - 4.1%
Ensco PLC, Class A	106,145	5,346,523
World Fuel Services Corp.	172,029	7,349,079
		12,695,602
Financials - 21.0%
Arch Capital Group Ltd. *	151,722	8,164,161
Brookfield Asset Management Inc., Class A	312,555	11,861,462
Brown & Brown Inc.	265,698	8,366,830
Glacier Bancorp Inc.	174,161	4,603,075
M&T Bank Corp.	66,284	7,391,329
Markel Corp. *	27,517	14,835,515
WR Berkley Corp.	265,256	10,281,323
		65,503,695
Health Care - 13.3%
DaVita HealthCare Partners Inc. *	112,332	7,293,717
DENTSPLY International Inc.	220,633	10,180,007
Laboratory Corp. of America Holdings *	93,486	8,397,847
Perrigo Co. PLC	58,999	9,183,784
Techne Corp.	71,259	6,475,305
		41,530,660
Industrials - 17.4%
C.H. Robinson Worldwide Inc.	137,918	8,073,720
Copart Inc. *	323,143	11,077,342
Expeditors International of Washington Inc.	192,460	7,863,915
Fastenal Co.	143,805	6,317,354
Jacobs Engineering Group Inc. *	98,397	5,973,682
TransDigm Group Inc.	50,788	8,483,120
Wabtec Corp.	87,161	6,433,353

Madison Funds | January 31, 2014

Madison Mid Cap Fund Portfolio of Investments (unaudited)

		54,222,486
Information Technology - 5.0%
Amphenol Corp., Class A	77,546	6,737,196
MICROS Systems Inc. *	159,235	8,842,320
		15,579,516
Materials - 3.2%
Crown Holdings Inc. *	238,988	9,822,407
Total Common Stocks ( Cost $204,056,641 )		283,142,413
SHORT-TERM INVESTMENTS - 9.5%
State Street Institutional U.S. Government Money Market Fund	29,694,676	29,694,676
Total Short-Term Investments ( Cost $29,694,676 )		29,694,676
TOTAL INVESTMENTS - 100.5% ( Cost $233,751,317 )		312,837,089
NET OTHER ASSETS AND LIABILITIES - (0.5%)		(1,514,841)
TOTAL NET ASSETS - 100.0%		$311,322,248

*	Non-income producing.
PLC	Public Limited Company

Madison Funds | January 31, 2014

Madison Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.1%
Consumer Discretionary - 12.6%
Ascena Retail Group Inc. *	53,920	$1,011,539
Cato Corp./The, Class A	35,109	981,648
CEC Entertainment Inc.	12,350	666,406
Choice Hotels International Inc.	3,260	158,208
Fred's Inc., Class A	50,910	889,907
Helen of Troy Ltd. *	25,140	1,383,705
Matthews International Corp., Class A	22,200	943,944
Stage Stores Inc.	37,170	728,532
		6,763,889
Consumer Staples – 3.3%
Casey's General Stores Inc.	11,200	769,104
Cranswick PLC	22,273	483,678
Post Holdings Inc. *	9,910	530,482
		1,783,264
Energy - 5.6%
Diamondback Energy Inc. *	11,800	613,364
Era Group Inc. *	20,880	611,575
Scorpio Tankers Inc.	108,000	1,080,000
SEACOR Holdings Inc. *	8,370	704,587
		3,009,526
Financials - 20.9%
AMERISAFE Inc.	11,890	491,889
Assured Guaranty Ltd.	17,990	380,489
Campus Crest Communities Inc., REIT	57,400	506,842
DiamondRock Hospitality Co., REIT	45,184	523,231
Education Realty Trust Inc., REIT	53,500	483,105
First Busey Corp.	42,273	232,502
First Midwest Bancorp Inc.	55,630	888,411
First Niagara Financial Group Inc.	56,010	483,926
Flushing Financial Corp.	28,460	584,569
Hancock Holding Co.	15,070	521,422
International Bancshares Corp.	39,830	932,420
MB Financial Inc.	23,950	672,995
Northwest Bancshares Inc.	63,270	889,576
Platinum Underwriters Holdings Ltd.	9,120	518,381
Primerica Inc.	21,780	917,592
Solar Capital Ltd.	18,580	411,175
Summit Hotel Properties Inc., REIT	51,040	454,766
Webster Financial Corp.	37,200	1,128,648
Westamerica Bancorporation	4,590	226,562
		11,248,501
Health Care - 11.5%
Allscripts Healthcare Solutions Inc. *	36,590	605,931
Amsurg Corp. *	26,440	1,103,870
Charles River Laboratories International Inc. *	24,380	1,378,202

Madison Funds | January 31, 2014

Madison Small Cap Fund Portfolio of Investments (unaudited)

Corvel Corp. *	9,800	464,128
Haemonetics Corp. *	2,770	104,955
ICON PLC *	18,100	760,381
ICU Medical Inc. *	13,020	839,920
MedAssets Inc. *	12,200	268,888
STERIS Corp.	14,080	646,131
		6,172,406
Industrials - 18.9%
ACCO Brands Corp. *	93,660	544,165
Albany International Corp., Class A	27,780	960,354
Atlas Air Worldwide Holdings Inc. *	18,800	664,204
Cubic Corp.	14,520	719,176
ESCO Technologies Inc.	20,650	720,685
G&K Services Inc., Class A	20,650	1,154,128
GATX Corp.	18,300	1,059,570
Luxfer Holdings PLC, ADR	14,100	295,254
Mueller Industries Inc.	23,160	1,441,478
SP Plus Corp. *	36,800	929,568
United Stationers Inc.	27,260	1,129,382
UTi Worldwide Inc.	33,400	523,044
		10,141,008
Information Technology - 13.8%
Belden Inc.	28,772	1,861,836
Coherent Inc. *	8,560	572,150
Diebold Inc.	25,660	861,920
Forrester Research Inc.	21,570	809,738
MAXIMUS Inc.	11,590	491,068
Micrel Inc.	29,505	294,460
MTS Systems Corp.	6,190	435,343
ScanSource Inc. *	19,490	731,655
Verint Systems Inc. *	12,580	571,635
Zebra Technologies Corp., Class A *	13,940	766,142
		7,395,947
Materials - 6.9%
Deltic Timber Corp.	11,050	710,626
Greif Inc., Class A	10,080	510,350
Innospec Inc.	16,950	726,138
Koppers Holdings Inc.	13,940	550,630
Sensient Technologies Corp.	11,540	564,537
Zep Inc.	40,530	650,101
		3,712,382
Utilities - 4.6%
Atmos Energy Corp.	14,160	679,822
Laclede Group Inc./The	9,390	430,907
New Jersey Resources Corp.	5,990	273,144
UNS Energy Corp.	11,200	670,656
WGL Holdings Inc.	10,950	413,691
		2,468,220

Madison Funds | January 31, 2014

Madison Small Cap Fund Portfolio of Investments (unaudited)

Total Common Stocks ( Cost $42,840,939 )		52,695,143
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional U.S. Government Money Market Fund	927,122	927,122
Total Short-Term Investments ( Cost $927,122 )		927,122
TOTAL INVESTMENTS - 99.8% ( Cost $43,768,061 )		53,622,265
NET OTHER ASSETS AND LIABILITIES - 0.2%		117,884
TOTAL NET ASSETS - 100.0%		$53,740,149

*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Madison Funds | January 31, 2014

Madison NorthRoad International Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.8%
Australia - 2.1%
BHP Billiton Ltd., ADR	12,376	$791,445

Brazil - 1.5%
Petroleo Brasileiro S.A., ADR	49,794	558,191

France - 16.4%
AXA S.A., ADR	38,002	999,832
Carrefour S.A., ADR	74,146	504,193
LVMH Moet Hennessy Louis Vuitton S.A.	4,435	790,453
Sanofi, ADR	21,170	1,035,213
Schneider Electric S.A., ADR	72,510	1,173,937
Technip S.A.	7,665	653,865
Total S.A., ADR	19,771	1,130,308
		6,287,801
Germany - 5.7%
Allianz SE, ADR	54,424	906,704
SAP AG, ADR	16,662	1,273,310
		2,180,014
Ireland - 2.4%
CRH PLC, ADR	35,756	926,080

Israel - 2.4%
Teva Pharmaceutical Industries Ltd., ADR	20,434	911,969

Italy - 2.4%
Eni SpA, ADR	20,065	910,951

Japan - 7.9%
Canon Inc., ADR	21,575	629,343
Mitsubishi UFJ Financial Group Inc., ADR	149,301	901,778
NTT DOCOMO Inc., ADR	43,130	690,080
Secom Co. Ltd., ADR *	59,260	829,047
		3,050,248
Netherlands - 2.8%
Akzo Nobel N.V., ADR	45,166	1,085,790

Singapore - 2.1%
DBS Group Holdings Ltd.	62,665	808,375

South Korea - 2.0%
Samsung Electronics Co. Ltd.	651	778,512

Sweden - 2.2%
Telefonaktiebolaget LM Ericsson, ADR	68,706	844,397

Madison Funds | January 31, 2014

Madison NorthRoad International Fund Portfolio of Investments (unaudited)

Switzerland - 20.7%
ABB Ltd., ADR *	40,475	1,005,399
Credit Suisse Group AG, ADR *	30,018	905,043
Givaudan S.A., ADR	29,536	873,970
Nestle S.A., ADR	17,007	1,235,558
Novartis AG, ADR	23,151	1,830,550
Roche Holding AG, ADR	17,810	1,221,766
Syngenta AG, ADR	12,667	897,204
		7,969,490
United Kingdom - 27.2%
Compass Group PLC, ADR	55,915	844,316
Diageo PLC, ADR	9,947	1,194,137
GlaxoSmithKline PLC, ADR	21,896	1,128,520
HSBC Holdings PLC, ADR	18,348	944,738
Imperial Tobacco Group PLC, ADR	12,639	928,714
Reed Elsevier PLC, ADR	19,015	1,111,997
Royal Dutch Shell PLC, ADR	17,727	1,224,936
Tesco PLC, ADR	67,101	1,061,538
Unilever PLC, ADR	21,772	840,617
WPP PLC, ADR	11,241	1,178,844
		10,458,357
Total Common Stocks ( Cost $33,661,626 )		37,561,620
SHORT-TERM INVESTMENTS - 2.3%
United States - 2.3%
State Street Institutional U.S. Government Money Market Fund	871,375	871,375
Total Short-Term Investments ( Cost $871,375 )		871,375
TOTAL INVESTMENTS - 100.1% ( Cost $34,533,001 )		38,432,995
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(29,607)
TOTAL NET ASSETS - 100.0%		$38,403,388

*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

Madison Funds | January 31, 2014

Madison NorthRoad International Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 1/31/14
Consumer Discretionary	10.2%
Consumer Staples	15.0%
Energy	11.7%
Financials	14.2%
Health Care	16.0%
Industrials	7.8%
Information Technology	9.2%
Materials	11.9%
Money Market Funds	2.3%
Telecommunication Services	1.8%
Net Other Assets and Liabilities	(0.1)%
100.0%

Madison Funds | January 31, 2014

Madison International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.9%
Australia - 0.8%
Ansell Ltd.	30,804	$516,787

Austria - 0.9%
UNIQA Insurance Group AG	46,958	605,773

Belgium - 2.3%
Anheuser-Busch InBev N.V.	15,409	1,476,569

Bermuda - 0.9%
Signet Jewelers Ltd.	7,488	601,812

Brazil - 1.0%
Estacio Participacoes S.A.	79,300	614,815

Canada - 2.5%
MacDonald Dettwiler & Associates Ltd.	9,500	674,873
Rogers Communications Inc.	22,700	954,878
		1,629,751
China - 0.8%
Anhui Conch Cement Co. Ltd.	133,500	517,575

Denmark - 0.9%
Carlsberg AS	5,959	580,562

Finland - 1.8%
Sampo	24,904	1,157,107

France - 8.0%
BNP Paribas S.A.	23,621	1,830,221
Cap Gemini S.A.	11,699	797,916
Sanofi	17,085	1,677,496
Valeo S.A.	7,512	839,794
		5,145,427
Germany - 6.2%
Bayer AG	13,394	1,768,332
Bayerische Motoren Werke AG	10,483	1,142,667
Merck KGaA	6,818	1,058,854
		3,969,853
Greece - 0.8%
Piraeus Bank S.A. *	222,910	520,105

Ireland - 2.0%
James Hardie Industries PLC	62,260	702,880
Ryanair Holdings PLC, ADR *	12,400	585,900
		1,288,780

Madison Funds | January 31, 2014

Madison International Stock Fund Portfolio of Investments (unaudited)

Italy - 2.7%
Atlantia SpA	39,450	899,185
Eni SpA	37,649	855,595
		1,754,780
Japan - 18.8%
AEON Financial Service Co. Ltd.	17,400	408,901
Asahi Group Holdings Ltd.	44,900	1,236,211
Asics Corp.	50,690	886,591
Daikin Industries Ltd.	12,500	728,688
Daiwa House Industry Co. Ltd.	46,000	884,252
Don Quijote Co. Ltd.	20,100	1,247,274
Japan Tobacco Inc.	29,600	926,213
KDDI Corp.	20,000	1,116,766
LIXIL Group Corp.	32,500	849,638
Makita Corp.	10,100	532,828
Seven & I Holdings Co. Ltd.	25,700	1,031,823
Sumitomo Mitsui Financial Group Inc.	36,200	1,709,198
Yahoo Japan Corp.	95,700	547,018
		12,105,401
Luxembourg - 1.4%
RTL Group	7,397	903,856

Netherlands - 1.6%
European Aeronautic Defence and Space Co. N.V.	14,569	1,033,745

Norway - 0.6%
Petroleum Geo-Services ASA	38,459	397,306

Philippines - 1.7%
Alliance Global Group Inc.	1,821,600	1,089,262

South Korea - 1.1%
Samsung Electronics Co. Ltd., GDR	1,152	676,224

Spain - 4.9%
International Consolidated Airlines Group S.A. *	160,062	1,096,445
Mediaset Espana Comunicacion S.A. *	54,441	671,614
Red Electrica Corp. S.A.	19,306	1,351,632
		3,119,691
Sweden - 2.8%
Assa Abloy AB	17,335	865,242
Swedbank AB	35,002	915,200
		1,780,442
Switzerland - 9.5%
GAM Holding AG *	45,800	770,363
Glencore Xstrata PLC *	200,797	1,064,540
Informa PLC	122,060	1,037,383
Novartis AG	30,575	2,421,315

Madison Funds | January 31, 2014

Madison International Stock Fund Portfolio of Investments (unaudited)

Swatch Group AG/The	1,380	822,688
		6,116,289
Thailand - 0.6%
Krung Thai Bank PCL	727,800	368,199

Turkey - 0.4%
KOC Holding AS	68,510	232,145

United Kingdom - 18.9%
BG Group PLC	28,012	470,620
British American Tobacco PLC	25,592	1,226,780
Direct Line Insurance Group PLC	225,793	982,887
Ladbrokes PLC	168,293	413,602
Lloyds Banking Group PLC *	1,180,499	1,616,537
Prudential PLC	77,552	1,565,548
Reed Elsevier PLC	71,950	1,049,130
Rexam PLC	167,193	1,355,002
Royal Dutch Shell PLC	51,032	1,764,657
Taylor Wimpey PLC	403,113	743,524
Unilever PLC	26,015	1,000,297
		12,188,584
Total Common Stocks ( Cost $46,964,184 )		60,390,840
PREFERRED STOCK - 0.9%
Germany - 0.9%
Volkswagen AG	2,185	554,166
Total Preferred Stocks ( Cost $593,203 )		554,166
SHORT-TERM INVESTMENTS - 6.6%
United States - 6.6%
State Street Institutional U.S. Government Money Market Fund	4,272,942	4,272,942
Total Short-Term Investments ( Cost $4,272,942 )		4,272,942
TOTAL INVESTMENTS - 101.4% ( Cost $51,830,329 )		65,217,948
NET OTHER ASSETS AND LIABILITIES - (1.4%)		(887,238)
TOTAL NET ASSETS - 100.0%		$64,330,710

*	Non-income producing.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

Madison Funds | January 31, 2014

Madison International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 1/31/14
Consumer Discretionary	17.9%
Consumer Staples	11.6%
Energy	5.4%
Financials	20.7%
Health Care	11.6%
Industrials	13.4%
Information Technology	3.1%
Materials	5.7%
Money Market Funds	6.7%
Telecommunication Services	3.2%
Utilities	2.1%
Net Other Assets and Liabilities	(1.4)%
100.0%

Madison Funds | January 31, 2014

Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: Madison Funds (the "Trust" and each series of the Trust referred to individually as a "Fund" and collectively, the "Funds") values securities and other investments are valued as follows: Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments. Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market has been reduced as a result of overall economic conditions and credit tightening. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Total net assets are determined by adding the current value of the portfolio securities, cash, receivables, and other assets and subtracting liabilities. Because the assets of the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (collectively, the "Allocation Funds") consist primarily of shares of underlying funds, the NAV of each Allocation Fund is determined based on the NAVs of the underlying funds. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.
Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust's Pricing Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.
Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).
All other securities for which either quotations are not readily available, no other sales have occurred, or in the opinion of the Madison Asset Management, LLC (the "Investment Adviser"), do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. Because the Allocation Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value" any of the investments of these Funds. However, an underlying fund may need to “fair value"

Madison Funds | January 31, 2014

Notes to Portfolios of Investments (unaudited)

one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the underlying fund’s NAV.
A Fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.
2. Fair Value Measurements: Each Fund has adopted the Financial Accounting Standards Board ("FASB") guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of January 31, 2014, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.
The following is a summary of the inputs used as of January 31, 2014 in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Madison Funds | January 31, 2014

Notes to Portfolios of Investments (unaudited)

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund	(Level 1)	(Level 2)	(Level 3)	1/31/14
Conservative Allocation	$71,622,822	$–	$–	$71,622,822
Moderate Allocation	144,735,099	–	–	144,735,099
Aggressive Allocation	57,372,059	–	–	57,372,059
Cash Reserves[1]	1,043,408	22,359,896	–	23,403,304
Tax-Free Virginia
Municipal Bonds	–	22,622,114	–	22,622,114
Tax-Free National
Municipal Bonds	–	27,189,349	–	27,189,349
Government Bond
Mortgage Backed Securities	–	399,317	–	399,317
U.S. Government and Agency Obligations	–	3,577,795	–	3,577,795
Short-Term Investments	25,204	–	–	25,204
	25,204	3,977,112	–	4,002,316
High Quality Bond
Corporate Notes and Bonds	–	56,611,775	–	56,611,775
U.S. Government and Agency Obligations	–	71,050,802	–	71,050,802
Short-Term Investments	537,649	–	–	537,649
	537,649	127,662,577	–	128,200,226
Core Bond
Asset Backed Securities	–	1,203,483	–	1,203,483
Corporate Notes and Bonds	–	52,516,338	–	52,516,338
Long Term Municipal Bonds	–	4,666,215	–	4,666,215
Mortgage Backed Securities	–	32,527,531	–	32,527,531
U.S. Government and Agency Obligations	–	70,953,176	–	70,953,176
Short-Term Investments	3,014,737	–	–	3,014,737
	3,014,737	161,866,743	–	164,881,480
Corporate Bond
Corporate Notes and Bonds	–	19,528,442	–	19,528,442
Short-Term Investments	246,084	–	–	246,084
	246,084	19,528,442	–	19,774,526
High Income
Corporate Notes and Bonds	–	45,526,704	–	45,526,704

Madison Funds | January 31, 2014

Notes to Portfolios of Investments (unaudited)

Short-Term Investments	1,574,488	–	–	1,574,488
	1,574,488	45,526,704	–	47,101,192

Diversified Income
Common Stocks	71,716,288	–	–	71,716,288
Asset Backed Securities	–	425,568	–	425,568
Corporate Notes and Bonds	–	20,876,906	–	20,876,906
Long Term Municipal Bonds	–	316,803	–	316,803
Mortgage Backed Securities	–	8,999,347	–	8,999,347
U.S. Government and Agency Obligations	–	21,659,759	–	21,659,759
Short-Term Investments	4,685,653	–	–	4,685,653
	76,401,941	52,278,383	–	128,680,324
Covered Call & Equity Income Assets:
Common Stocks	31,349,395	–	–	31,349,395
Exchange Traded Funds	2,018,050	–	–	2,018,050
U.S. Government and Agency Obligations	–	3,000,000	–	3,000,000
Short-Term Investments	4,032,326	–	–	4,032,326
	37,399,771	3,000,000	–	40,399,771
Liabilities:
Options Written	676,890	–	–	676,890
Dividend Income
Common Stocks	18,607,043	–	–	18,607,043
Short-Term Investments	811,693	–	–	811,693
	19,418,736	–	–	19,418,736
Large Cap Value
Common Stocks	190,704,686	–	–	190,704,686
Short-Term Investments	1,914,201	–	–	1,914,201
	192,618,887	–	–	192,618,887
Investors
Common Stocks	191,526,010	–	–	191,526,010
Short-Term Investments	15,505,188	–	–	15,505,188
	207,031,198	–	–	207,031,198
Large Cap Growth
Common Stocks	143,208,779	–	–	143,208,779
Short-Term Investments	14,905,070	–	–	14,905,070
	158,113,849	–	–	158,113,849
Mid Cap
Common Stocks	283,142,413	–	–	283,142,413
Short-Term Investments	29,694,676	–	–	29,694,676
	312,837,089	–	–	312,837,089
Small Cap
Common Stocks	52,211,465	483,678	–	52,695,143
Short-Term Investments	927,122	–	–	927,122

Madison Funds | January 31, 2014

Notes to Portfolios of Investments (unaudited)

	53,138,587	483,678	–	53,622,265
NorthRoad International
Common Stocks
Australia	791,445	–	–	791,445
Brazil	558,191	–	–	558,191
France	4,843,483	1,444,318	–	6,287,801
Germany	2,180,014	–	–	2,180,014
Ireland	926,080	–	–	926,080
Israel	911,969	–	–	911,969
Italy	910,951	–	–	910,951
Japan	3,050,248	–	–	3,050,248
Netherlands	1,085,790	–	–	1,085,790
Singapore	–	808,375	–	808,375
South Korea	–	778,512	–	778,512
Sweden	844,397	–	–	844,397
Switzerland	7,969,490	–	–	7,969,490
United Kingdom	10,458,357	–	–	10,458,357
Short-Term Investments	871,375	–	–	871,375
	35,401,790	3,031,205	–	38,432,995
International Stock
Common Stocks
Australia	–	516,787	–	516,787
Austria	–	605,773	–	605,773
Belgium	–	1,476,569	–	1,476,569
Bermuda	–	601,812	–	601,812
Brazil	–	614,815	–	614,815
Canada	–	1,629,751	–	1,629,751
China	–	517,575	–	517,575
Denmark	–	580,562	–	580,562
Finland	–	1,157,107	–	1,157,107
France	–	5,145,427	–	5,145,427
Germany	–	3,969,853	–	3,969,853
Greece	–	520,105	–	520,105
Ireland	585,900	702,880	–	1,288,780
Italy	–	1,754,780	–	1,754,780
Japan	–	12,105,401	–	12,105,401
Luxembourg	–	903,856	–	903,856
Netherlands	–	1,033,745	–	1,033,745
Norway	–	397,306	–	397,306
Philippines	–	1,089,262	–	1,089,262
South Korea	–	676,224	–	676,224
Spain	–	3,119,691	–	3,119,691
Sweden	–	1,780,442	–	1,780,442
Switzerland	–	6,116,289	–	6,116,289
Thailand	–	368,199	–	368,199
Turkey	–	232,145	–	232,145
United Kingdom	–	12,188,584	–	12,188,584
Preferred Stock	–	554,166	–	554,166

Madison Funds | January 31, 2014

Notes to Portfolios of Investments (unaudited)

Short-Term Investments	4,272,942	–	–	4,272,942
	4,858,842	60,359,106	–	65,217,948

1 At January 31, 2014 all Level 2 securities held are Short-Term Investments. See respective Portfolio of Investments.
Derivatives: The FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a Fund’s financial position, results of operations and cash flows.
The following table presents the types of derivatives in the Covered Call & Equity Income Fund and their effect:

	Asset Derivatives		Liability Derivatives
	Fair Value		Fair Value
Derivatives not accounted for as hedging instruments		Derivatives not accounted for as hedging instruments
Equity Contracts	$–	Options Written	$676,890

3. Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Cash Reserves Fund, which limits the investment in illiquid securities to 5% of net assets. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the Fund values it. At January 31, 2014 investments in securities of the Core Bond, Corporate Bond, High Income and Diversified Income Funds included illiquid securities. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at January 31, 2014, which includes cost and acquisition date, is as follows:

Madison Funds | January 31, 2014

Notes to Portfolios of Investments (unaudited)

Security	Acquisition Date	Cost
Core Bond Fund
American Association of Retired Persons	5/16/02	$784,946
ERAC USA Finance LLC	12/16/04	621,109
Forest Laboratories Inc.	12/5/13	200,000
GLP Capital L.P. / GLP Financing II Inc.	1/14/14	278,419
Intelsat Jackson Holdings S.A.	1/3/14	477,615
Liberty Mutual Group Inc.	Various	1,229,893
Nissan Motor Acceptance Corp.	9/20/13	499,477
		$4,091,459

Corporate Bond Fund
Forest Laboratories Inc.	12/5/13	$50,000
GLP Capital L.P. / GLP Financing II Inc.	1/14/14	25,311
Intelsat Jackson Holdings S.A.	1/3/14	47,762
Liberty Mutual Group Inc.	6/13/13	99,397
Nissan Motor Acceptance Corp.	9/19/13	49,948
		$272,418

High Income Fund
Brand Energy & Infrastructure Services Inc.	11/22/13	$250,000

Diversified Income Fund
American Association of Retired Persons	5/16/02	$784,946
ERAC USA Finance LLC	12/16/04	351,062
GLP Capital L.P. / GLP Financing II Inc.	1/14/14	126,554
		$1,262,562

4. Concentration of Risk: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund enters into these contracts primarily to protect the Fund from adverse currency movements.
Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include, but are not limited to, risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.
The Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, while the Fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the Fund's share price from falling below $1.00.

Madison Funds | January 31, 2014

Notes to Portfolios of Investments (unaudited)

The Tax-Free Virginia and Tax-Free National Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the Funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the Funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.
The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its assets in high yield securities.
The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
The Allocation Funds are Funds of funds, meaning that each invests primarily in the shares of other registered investment companies (the “Underlying Funds”), including ETFs. Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.
Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class underperforms its (their) peer(s). Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.
While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times these investments have produced surprises for even the savviest investors. Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets. When the rare calamity strikes, the word "security" itself seems a misnomer. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities. Unforeseen events have the potential to upset the best laid plans, and could, under certain circumstances produce a material loss of the value of some or all the securities we manage for you in the Funds.
Please see the most current versions of the Fund's prospectus for a more detailed discussion of risks associated with investing in the Funds.

Item 2. Controls Procedures.

(a)
The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds®

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date: March 25, 2014

By: (signature)

Greg Hoppe, Principal Financial Officer

Date: March 25, 2014